SHAREHOLDER LETTER




Dear Shareholder:

This annual report for Franklin Templeton International Trust, which consists of Templeton Foreign Smaller Companies Fund and Templeton Pacific Growth Fund, covers the fiscal year ended October 31, 2001.

During the 12 months under review, global economies weakened. The terrorist attacks in New York and Washington, D.C., on September 11 exacerbated an already slowing U.S. economy. The decline in U.S. growth affected Asia's, Europe's and Latin America's growth rates as these regions' export demand diminished. As a result, worldwide industrial production declined during the period. As global economic growth slowed, corporate profitability remained elusive. Companies worldwide continued to announce layoffs and issue reduced-profit warnings. Consumer confidence, which had been pivotal in keeping economies afloat thus far, began to waver.

Responding aggressively to a higher probability of a recession, the U.S. Federal Reserve Board (the Fed) reduced the federal funds target rate by 350 basis points (3.5%) to 2.5% from January through October. Many developed market central banks around the world followed the Fed's stance of easing monetary policy by lowering their respective official interest rates.

CONTENTS


Shareholder Letter .................................................       1

Fund Reports

  Templeton Foreign Smaller Companies Fund .........................       4

  Templeton Pacific Growth Fund ....................................      12

Financial Highlights & Statements of Investments ...................      22

Financial Statements ...............................................      36

Notes to Financial Statements ......................................      40

Independent Auditors' Report .......................................      46

Tax Designation ....................................................      47


FUND CATEGORY

[PYRAMID GRAPHIC]

With an already fragile global economic environment, the world's equity markets reacted to the terrorist attacks in the U.S. by falling further in the third quarter of 2001. As of October 31, 2001, the Morgan Stanley Capital International (MSCI(R)) World Index delivered a one-year total return of -25.24% in local currency terms, compared with 8.50% for the Trust's previous fiscal year. Most European markets declined, with the MSCI Europe Index posting -25.74% total return in local currency terms. The Pacific Region suffered similarly, with the MSCI Pacific Index returning -22.45% in local currency terms.(1)

The impact of weaker U.S. economic growth on the U.S. dollar was mixed. During the period under review, the Swiss franc, British pound and euro (the 11-nation European Monetary Union's official currency) appreciated against the U.S. dollar. However, the Japanese yen and Canadian dollar depreciated relative to the U.S. dollar.

On the following pages, you will find detailed discussions about Templeton Foreign Smaller Companies Fund and Templeton Pacific Growth Fund. Although the Funds have different investment objectives and strategies, their managers share a dedication to the principles of careful stock selection, broad diversification and constant professional supervision. For specific information about the Funds, including the effect market conditions and






(1) Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted (outstanding shares times price) and measures the total returns (dividends are reinvested) of equity securities in the developed markets globally. The MSCI Europe Index is market capitalization-weighted and measures the total returns of equity securities available in Europe's developed markets. The MSCI Pacific Index is market capitalization-weighted and measures the total returns of equity securities in the five countries of Australia, Hong Kong, Japan, New Zealand and Singapore.

management strategies had on their performance, please refer to the Funds' reports following this letter.

We thank you for your continued support, welcome your questions and comments, and look forward to serving your investment needs in the years to come.

Sincerely,



/s/ RUPERT H. JOHNSON, JR.
---------------------------------------


Rupert H. Johnson, Jr.
President
Franklin Templeton International Trust

TEMPLETON FOREIGN
SMALLER COMPANIES FUND


GEOGRAPHIC DISTRIBUTION
Templeton Foreign Smaller
Companies Fund
Based on Total Net Assets
10/31/01



[PIE CHART]

Europe                                                              46.2%

Asia                                                                34.7%

North America                                                        8.7%

Latin America                                                        3.6%

Australia & New Zealand                                              1.5%

Short-Term Investments & Other Net Assets                            5.3%



--------------------------------------------------------------------------------
Your Fund's Goal: Templeton Foreign Smaller Companies Fund seeks to provide long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of smaller companies -- those with market capitalizations of less than $2 billion -- located outside the United States.
--------------------------------------------------------------------------------

This annual report for Templeton Foreign Smaller Companies Fund covers the fiscal year ended October 31, 2001. During the 12 months under review, investor attention focused on the worsening state of economies around the world, most notably in the U.S. Swift monetary policy response, in the form of interest rate cuts, did not deliver conclusive signs of an economic rebound. The last few months of the Fund's fiscal year exhibited deteriorating economic indicators, a trend exacerbated by September 11's tragic events.

Although falling interest rates normally serve as a positive catalyst for stock markets, this was not the case during the reporting period. Lower reported corporate earnings and significantly reduced expectations for future profits took an inevitable toll on investor confidence. As a result, all major stock markets fell during the 12-month period, many of them significantly. Within this bleak environment, smaller companies outperformed larger companies partly because their lower valuations made them less vulnerable to downturns and their operations were generally more domestic in nature.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 26.

The likelihood that Europe's economies would grow quicker than that of the U.S. in 2001 initially helped to boost the euro's value against the U.S. dollar. However, this subsequently reversed, amid fears that the European Central Bank had been too slow to cut interest rates and economic growth might slow more than expected. In Latin America, Argentina's financial problems had an adverse impact on investor sentiment in the whole region, with Brazil particularly hard hit.

Throughout much of the period, technology, media and telecommunications (TMT) stocks led markets lower, as investors became concerned with high valuations among the large number of negative earnings surprises. We firmly believe that cash and earnings, not revenues, should be the principal bases of valuation. As such, our exposure to the TMT sectors was relatively small, benefiting the Fund during the period.

For the year ended October 31, 2001, Templeton Foreign Smaller Companies Fund - Class A delivered a -14.28% cumulative total return, as shown in the Performance Summary beginning on page 8. In comparison, the Salomon Brothers Global ex-U.S. less than $2 Billion Index posted -16.50% total return for the same period, while the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index returned -24.68%.(1)

During the Fund's fiscal year, a number of Fund positions performed particularly well. These included Canadian food & drug


TOP 10 INDUSTRIES
Templeton Foreign
Smaller Companies Fund
10/31/01

                                                                  % OF TOTAL
                                                                  NET ASSETS
--------------------------------------------------------------------------------
Banks                                                                8.3%

Specialty Retail                                                     6.4%

Commercial Services & Supplies                                       5.4%

Multiline Retail                                                     5.2%

Health Care Providers & Services                                     5.2%

Machinery                                                            4.9%

Diversified Financials                                               4.8%

Household Durables                                                   4.3%

Electrical Equipment                                                 3.1%

Food Products                                                        2.9%


(1) Source: Standard & Poor's Micropal. The unmanaged Salomon Brothers Global ex-U.S. less than $2 Billion Index measures the small stock component of the Salomon Global Equity Index, which includes developed and emerging market countries globally excluding the U.S. Within each country, those stocks falling under a $2 billion market capitalization of the available market capital in each country forms the universe. The securities in the index are capitalization-weighted. The unmanaged MSCI EAFE Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets in Europe, Australasia and the Far East. The indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

TOP 10 EQUITY HOLDINGS
Templeton Foreign
Smaller Companies Fund
10/31/01


COMPANY                                                          % OF TOTAL
INDUSTRY, COUNTRY                                                 NET ASSETS
-------------------------------------------------------------------------------
Giordano International Ltd.                                          4.1%
Specialty Retail, Hong Kong

Dah Sing Financial
Holdings Ltd.                                                        3.4%
Banks, Hong Kong

Techtronic Industries Co. Ltd.                                       3.0%
Household Durables,
Hong Kong

Housing Development
Finance Corp. Ltd.                                                   2.9%
Diversified Financials, India

OPG Groep NV                                                         2.8%
Health Care Providers
& Services, Netherlands

Gehe AG                                                              2.4%
Health Care Providers
& Services, Germany

Laurentian Bank of Canada                                            2.4%
Banks, Canada

METSO OYJ                                                            2.4%
Machinery, Finland

Galeries Lafayette SA                                                2.3%
Multiline Retail, France

Arcadis NV                                                           2.3%
Commercial Services
& Supplies, Netherlands



retailer North West Company Fund, Canadian commercial printer GTC Transcontinental Group, German drug wholesaler Gehe, Hong Kong-based electronics manufacturer Techtronic Industries, British retailer Debenhams, British food products supplier Geest, Mexican beverage producer Grupo Continental, Dutch health care provider OPG Groep and Indian diversified financial services company Housing Development Finance Corporation.

However, the Fund was not immune from companies that announced disappointing earnings and whose stock prices declined. Among these, Bermuda-based insurance provider Mutual Risk Management, Swiss machinery manufacturer Swisslog and British electronics and security products provider Laird Group stood out.

Looking forward, assessing the likely timing of a global economic recovery should be the most important issue in the Fund's coming fiscal year. While we have begun to tilt the portfolio away from its defensive bias, toward companies we feel may perform well as signs of recovery emerge, we will, as always, seek to maintain a broadly diversified portfolio.

In the coming months, we will continue to focus on company fundamentals as the basis for stock selection. We believe that this is the correct approach amid the currently uncertain economic environment and in volatile equity markets. In addition, given the still significant divergence in valuations between small- and large-cap sectors, we remain convinced that tremendous upside potential is possible for small-cap stocks internationally. We will focus our search on companies we think are able to avert the threat of pricing pressure to the small business by focusing on value-added rather than commodity products.

There are special risks associated with global investments in smaller companies, and these risks are heightened in emerging markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, emerging markets are relatively small and less liquid. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the MSCI Mexico Free Index has increased 1,003.90% in the past 13 years, but has suffered 4 quarterly declines of more than 20% during that time.(2) The short-term price volatility of smaller companies and emerging markets can be disconcerting, and declines in excess of 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.


/s/ SIMON RUDOLPH
----------------------------------------
Simon Rudolph
Portfolio Manager
Templeton Foreign Smaller Companies Fund



(2) Source: Standard & Poor's Micropal. Based on quarterly total return changes over 13 years ended 9/30/01. Market return is measured in U.S. dollars and includes reinvested dividends. The MSCI Mexico Free Index is capitalization-weighted and measures the total return of equity securities in Mexico. The index includes only securities available to foreign (non-local) investors.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of October 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

TEMPLETON FOREIGN SMALLER COMPANIES FUND


--------------------------------------------------------------------------------

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 1/2/97, Fund shares were offered at a lower initial sales charge. Thus, actual total returns would have been higher.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

* Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's returns would have been lower.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 10/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

   CLASS A                                 CHANGE        10/31/01       10/31/00
--------------------------------------------------------------------------------
    Net Asset Value (NAV)                  -$2.51         $11.91        $14.42
    DISTRIBUTIONS (11/1/00-10/31/01)
    Dividend Income                        $0.4526
    Long-Term Capital Gain                 $0.0886
                                           -------
        Total                              $0.5412

   CLASS B                                 CHANGE        10/31/01       10/31/00
--------------------------------------------------------------------------------
    Net Asset Value (NAV)                  -$2.51         $11.77        $14.28
    DISTRIBUTIONS (11/1/00-10/31/01)
    Dividend Income                        $0.3532
    Long-Term Capital Gain                 $0.0886
                                           -------
        Total                              $0.4418


   CLASS C                                 CHANGE        10/31/01       10/31/00
--------------------------------------------------------------------------------
    Net Asset Value (NAV)                  -$2.51         $11.82        $14.33
    DISTRIBUTIONS (11/1/00-10/31/01)
    Dividend Income                        $0.3419
    Long-Term Capital Gain                 $0.0886
                                           -------
        Total                              $0.4305


   ADVISOR CLASS                           CHANGE        10/31/01      10/31/00
--------------------------------------------------------------------------------
    Net Asset Value (NAV)                  -$2.53         $11.92        $14.45
    DISTRIBUTIONS (11/1/00-10/31/01)
    Dividend Income                        $0.4857
    Long-Term Capital Gain                 $0.0886
                                           -------
        Total                              $0.5743


Templeton Foreign Smaller Companies Fund paid distributions derived from long-term capital gains of 8.86 cents ($0.0886) per share in December 2000. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).

PERFORMANCE

                                                                                        SINCE
                                                                                      CHANGES IN
                                                                                      INVESTMENT
                                                                                       POLICIES
CLASS A                                       1-YEAR       5-YEAR       10-YEAR      (10/1/96)(5)
---------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   -14.28%       +4.00%       +85.67%         +6.41%
Average Annual Total Return(2)               -19.21%       -0.40%        +5.76%         +0.05%
Value of $10,000 Investment(3)              $ 8,079      $ 9,799      $ 17,506        $10,026
Avg. Ann. Total Return (9/30/01)(4)          -25.36%       -0.34%        +5.57%         -0.39%


                                                                                      INCEPTION
CLASS B                                                                  1-YEAR         (1/1/99)
---------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                              -14.95%         -0.61%
Average Annual Total Return(2)                                          -18.25%         -1.23%
Value of $10,000 Investment(3)                                         $ 8,175         $9,655
Avg. Ann. Total Return (9/30/01)(4)                                     -24.55%         -2.07%

                                                                                      INCEPTION
CLASS C                                                    1-YEAR        3-YEAR        (7/1/98)
---------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                -14.97%        +1.68%        -11.97%
Average Annual Total Return(2)                            -16.61%        +0.23%         -4.03%
Value of $10,000 Investment(3)                           $ 8,339       $10,070        $ 8,717
Avg. Ann. Total Return (9/30/01)(4)                       -23.00%        +0.89%         -4.76%


                                                                                        SINCE
                                                                                      CHANGES IN
                                                                                      INVESTMENT
                                                                                       POLICIES
ADVISOR CLASS(6)                              1-YEAR       5-YEAR       10-YEAR      (10/1/96)(5)
---------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                   -14.11%      +5.90%        +89.04%         +8.34%
Average Annual Total Return(2)               -14.11%      +1.15%         +6.58%         +1.59%
Value of $10,000 Investment(3)              $ 8,589     $10,590        $18,904        $10,834
Avg. Ann. Total Return (9/30/01)(4)          -20.67%      +1.19%         +6.37%         +1.15%




For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 10/1/96, the Fund's name was changed from Franklin International Equity Fund to Templeton Foreign Smaller Companies Fund, and the Fund, which until that date invested predominantly in large capitalization foreign equity securities, shifted its emphasis to smaller capitalization foreign equity securities.

6. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -0.48% and -0.10%.

--------------------------------------------------------------------------------
    Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.

TEMPLETON FOREIGN
SMALLER COMPANIES FUND


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.


AVERAGE ANNUAL TOTAL RETURN

CLASS A                  10/31/01
------------------------------------
1-Year                   -19.21%

5-Year                    -0.40%

10-Year                   +5.76%



CLASS A (11/1/91-10/31/01)

[LINE GRAPH]


                        Templeton Foreign      MSCI EAFE Index   Salomon Global ex US
                     Smaller Companies Fund                      less than $2 Billion
                            - Class A                                   Index
----------------------------------------------------------------------------------------
     11/01/1991               $ 9,429              $10,000             $10,000
     11/30/1991               $ 9,345              $ 9,536             $ 9,450
     12/31/1991               $ 9,718              $10,032             $ 9,799
     01/31/1992               $ 9,831              $ 9,820             $ 9,714
     02/29/1992               $ 9,926              $ 9,472             $ 9,569
     03/31/1992               $ 9,539              $ 8,849             $ 8,989
     04/30/1992               $ 9,756              $ 8,894             $ 9,094
     05/31/1992               $10,275              $ 9,491             $ 9,729
     06/30/1992               $10,082              $ 9,044             $ 9,364
     07/31/1992               $ 9,853              $ 8,815             $ 8,870
     08/31/1992               $ 9,910              $ 9,372             $ 9,248
     09/30/1992               $ 9,748              $ 9,190             $ 8,948
     10/31/1992               $ 9,566              $ 8,710             $ 8,461
     11/30/1992               $ 9,719              $ 8,795             $ 8,441
     12/31/1992               $ 9,805              $ 8,843             $ 8,523
     01/31/1993               $ 9,661              $ 8,845             $ 8,584
     02/28/1993               $ 9,833              $ 9,114             $ 8,891
     03/31/1993               $10,064              $ 9,912             $ 9,778
     04/30/1993               $10,438              $10,856             $10,736
     05/31/1993               $10,764              $11,088             $11,280
     06/30/1993               $10,421              $10,917             $10,852
     07/31/1993               $10,599              $11,301             $11,192
     08/31/1993               $11,274              $11,914             $11,774
     09/30/1993               $11,235              $11,648             $11,549
     10/31/1993               $12,187              $12,009             $11,636
     11/30/1993               $11,840              $10,962             $10,741
     12/31/1993               $13,042              $11,756             $11,526
     01/31/1994               $14,019              $12,753             $12,566
     02/28/1994               $13,790              $12,720             $12,620
     03/31/1994               $13,301              $12,174             $12,344
     04/30/1994               $13,401              $12,694             $12,784
     05/31/1994               $13,451              $12,624             $12,565
     06/30/1994               $13,073              $12,806             $12,722
     07/31/1994               $13,618              $12,931             $12,934
     08/31/1994               $14,032              $13,240             $13,171
     09/30/1994               $13,709              $12,826             $12,848
     10/31/1994               $13,962              $13,255             $13,027
     11/30/1994               $13,265              $12,622             $12,211
     12/31/1994               $13,027              $12,704             $12,341
     01/31/1995               $12,709              $12,219             $11,925
     02/28/1995               $12,910              $12,187             $11,827
     03/31/1995               $12,868              $12,951             $12,272
     04/30/1995               $13,463              $13,442             $12,645
     05/31/1995               $13,729              $13,285             $12,489
     06/30/1995               $14,077              $13,055             $12,333
     07/31/1995               $14,742              $13,871             $13,048
     08/31/1995               $14,313              $13,345             $12,734
     09/30/1995               $14,667              $13,609             $12,779
     10/31/1995               $14,206              $13,247             $12,370
     11/30/1995               $14,270              $13,619             $12,535
     12/31/1995               $14,423              $14,171             $13,008
     01/31/1996               $14,940              $14,232             $13,424
     02/29/1996               $15,351              $14,283             $13,560
     03/31/1996               $15,586              $14,590             $13,846
     04/30/1996               $16,056              $15,018             $14,570
     05/31/1996               $16,291              $14,744             $14,421
     06/30/1996               $16,345              $14,831             $14,401
     07/31/1996               $15,823              $14,401             $13,805
     08/31/1996               $16,215              $14,436             $13,987
     09/30/1996               $16,417              $14,823             $14,117
     10/31/1996               $16,832              $14,675             $14,102
     11/30/1996               $17,295              $15,262             $14,395
     12/31/1996               $17,910              $15,069             $14,142
     01/31/1997               $18,062              $14,545             $14,106
     02/28/1997               $18,329              $14,786             $14,424
     03/31/1997               $18,430              $14,844             $14,141
     04/30/1997               $18,240              $14,926             $13,925
     05/31/1997               $18,824              $15,900             $14,691
     06/30/1997               $19,524              $16,781             $15,034
     07/31/1997               $19,716              $17,056             $14,852
     08/31/1997               $19,831              $15,786             $14,037
     09/30/1997               $20,763              $16,673             $14,141
     10/31/1997               $19,231              $15,396             $13,263
     11/30/1997               $18,682              $15,242             $12,415
     12/31/1997               $18,430              $15,379             $12,064
     01/31/1998               $17,955              $16,086             $12,297
     02/28/1998               $19,421              $17,122             $13,284
     03/31/1998               $20,290              $17,653             $13,813
     04/30/1998               $20,547              $17,796             $13,864
     05/31/1998               $20,222              $17,714             $13,606
     06/30/1998               $19,334              $17,852             $12,976
     07/31/1998               $19,075              $18,038             $12,711
     08/31/1998               $16,540              $15,807             $10,829
     09/30/1998               $16,118              $15,326             $10,787
     10/31/1998               $16,813              $16,928             $11,652
     11/30/1998               $17,372              $17,800             $12,077
     12/31/1998               $17,228              $18,506             $12,224
     01/31/1999               $16,827              $18,456             $12,054
     02/28/1999               $16,716              $18,021             $11,870
     03/31/1999               $17,644              $18,777             $12,733
     04/30/1999               $19,361              $19,542             $13,856
     05/31/1999               $19,084              $18,539             $13,572
     06/30/1999               $20,091              $19,266             $14,430
     07/31/1999               $20,564              $19,844             $14,769
     08/31/1999               $20,773              $19,921             $15,026
     09/30/1999               $20,175              $20,127             $14,867
     10/31/1999               $20,077              $20,885             $14,771
     11/30/1999               $20,328              $21,616             $15,124
     12/31/1999               $21,582              $23,560             $15,937
     01/31/2000               $21,301              $22,066             $15,960
     02/29/2000               $21,329              $22,664             $16,364
     03/31/2000               $22,498              $23,548             $16,209
     04/30/2000               $21,794              $22,314             $15,189
     05/31/2000               $21,765              $21,774             $14,720
     06/30/2000               $22,900              $22,630             $15,761
     07/31/2000               $22,730              $21,686             $15,226
     08/31/2000               $22,914              $21,879             $16,038
     09/30/2000               $21,625              $20,818             $15,398
     10/31/2000               $20,421              $20,331             $14,480
     11/30/2000               $20,081              $19,572             $13,539
     12/31/2000               $20,880              $20,273             $14,250
     01/31/2001               $21,903              $20,263             $14,814
     02/28/2001               $21,143              $18,745             $14,167
     03/31/2001               $19,375              $17,504             $13,305
     04/30/2001               $20,413              $18,731             $14,188
     05/31/2001               $21,377              $18,085             $14,488
     06/30/2001               $20,713              $17,353             $14,481
     07/31/2001               $20,301              $17,039             $13,882
     08/31/2001               $19,727              $16,611             $13,698
     09/30/2001               $17,124              $14,932             $11,959
     10/31/2001               $17,506              $15,314             $12,395



AVERAGE ANNUAL TOTAL RETURN

CLASS B                       10/31/01
----------------------------------------
1-Year                        -18.25%

Since Inception (1/1/99)       -1.23%


CLASS B (1/1/99-10/31/01)

[LINE GRAPH]



                      Templeton Foreign          MSCI EAFE    Salomon Global ex US less
                   Smaller Companies Fund          Index        than $2 Billion Index
                         - Class B
-----------------------------------------------------------------------------------------
     01/01/1999            $10,000                $10,000              $10,000
     01/31/1999            $ 9,767                $ 9,973              $ 9,861
     02/28/1999            $ 9,703                $ 9,738              $ 9,710
     03/31/1999            $10,233                $10,147              $10,416
     04/30/1999            $11,198                $10,560              $11,335
     05/31/1999            $11,037                $10,018              $11,102
     06/30/1999            $11,613                $10,411              $11,804
     07/31/1999            $11,880                $10,723              $12,081
     08/31/1999            $12,001                $10,765              $12,292
     09/30/1999            $11,646                $10,876              $12,161
     10/31/1999            $11,581                $11,286              $12,084
     11/30/1999            $11,718                $11,681              $12,372
     12/31/1999            $12,426                $12,731              $13,037
     01/31/2000            $12,263                $11,924              $13,056
     02/29/2000            $12,271                $12,247              $13,387
     03/31/2000            $12,932                $12,724              $13,259
     04/30/2000            $12,516                $12,058              $12,425
     05/31/2000            $12,492                $11,766              $12,041
     06/30/2000            $13,136                $12,228              $12,893
     07/31/2000            $13,029                $11,718              $12,456
     08/31/2000            $13,127                $11,823              $13,120
     09/30/2000            $12,383                $11,249              $12,596
     10/31/2000            $11,687                $10,986              $11,845
     11/30/2000            $11,482                $10,001              $11,075
     12/31/2000            $11,934                $10,359              $11,657
     01/31/2001            $12,514                $10,354              $12,119
     02/28/2001            $12,069                $ 9,578              $11,589
     03/31/2001            $11,060                $ 8,944              $10,884
     04/30/2001            $11,640                $ 9,571              $11,606
     05/31/2001            $12,178                $ 9,241              $11,852
     06/30/2001            $11,789                $ 8,867              $11,846
     07/31/2001            $11,552                $ 8,706              $11,356
     08/31/2001            $11,206                $ 8,488              $11,206
     09/30/2001            $ 9,720                $ 7,630              $ 9,783
     10/31/2001            $ 9,655                $ 7,825              $10,140

CLASS C (7/1/98-10/31/01)

[LINE GRAPH]



                   Templeton Foreign       MSCI EAFE    Salomon Global ex US
                 Smaller Companies Fund     Index(7)     less than $2 Billion
                       - Class C                               Index
------------------------------------------------------------------------------
  07/01/1998            $ 9,903             $10,000           $10,000
  07/31/1998            $ 9,743             $10,104           $ 9,796
  08/31/1998            $ 8,441             $ 8,854           $ 8,345
  09/30/1998            $ 8,225             $ 8,585           $ 8,313
  10/31/1998            $ 8,573             $ 9,482           $ 8,979
  11/30/1998            $ 8,852             $ 9,970           $ 9,307
  12/31/1998            $ 8,782             $10,366           $ 9,421
  01/31/1999            $ 8,570             $10,338           $ 9,290
  02/28/1999            $ 8,507             $10,094           $ 9,148
  03/31/1999            $ 8,965             $10,518           $ 9,813
  04/30/1999            $ 9,833             $10,946           $10,678
  05/31/1999            $ 9,685             $10,385           $10,459
  06/30/1999            $10,192             $10,792           $11,120
  07/31/1999            $10,425             $11,116           $11,381
  08/31/1999            $10,531             $11,159           $11,580
  09/30/1999            $10,220             $11,274           $11,457
  10/31/1999            $10,156             $11,699           $11,383
  11/30/1999            $10,284             $12,108           $11,656
  12/31/1999            $10,911             $13,197           $12,281
  01/31/2000            $10,761             $12,360           $12,300
  02/29/2000            $10,768             $12,695           $12,611
  03/31/2000            $11,352             $13,190           $12,491
  04/30/2000            $10,982             $12,499           $11,706
  05/31/2000            $10,961             $12,197           $11,344
  06/30/2000            $11,525             $12,676           $12,146
  07/31/2000            $11,432             $12,147           $11,734
  08/31/2000            $11,518             $12,256           $12,360
  09/30/2000            $10,867             $11,661           $11,866
  10/31/2000            $10,252             $11,388           $11,159
  11/30/2000            $10,066             $10,963           $10,434
  12/31/2000            $10,455             $11,356           $10,982
  01/31/2001            $10,961             $11,350           $11,416
  02/28/2001            $10,579             $10,500           $10,918
  03/31/2001            $ 9,691             $ 9,805           $10,254
  04/30/2001            $10,198             $10,492           $10,934
  05/31/2001            $10,675             $10,130           $11,165
  06/30/2001            $10,333             $ 9,720           $11,160
  07/31/2001            $10,126             $ 9,544           $10,698
  08/31/2001            $ 9,831             $ 9,305           $10,557
  09/30/2001            $ 8,533             $ 8,364           $ 9,216
  10/31/2001            $ 8,717             $ 8,578           $ 9,552



AVERAGE ANNUAL TOTAL RETURN

CLASS C                           10/31/01
------------------------------------------
1-Year                             -16.61%

3-Year                              +0.23%

Since Inception (7/1/98)            -4.03%





ADVISOR CLASS (11/1/91-10/31/01)(8)


               Templeton Foreign   MSCI EAFE   Salomon Global ex
               Smaller Companies   Index(7)      US less than $2
                Fund - Advisor                   Billion Index
-------------------------------------------------------------------
   11/01/1991       $10,000         $10,000         $10,000
   11/30/1991       $ 9,911         $ 9,536         $ 9,450
   12/31/1991       $10,307         $10,032         $ 9,799
   01/31/1992       $10,427         $ 9,820         $ 9,714
   02/29/1992       $10,527         $ 9,472         $ 9,569
   03/31/1992       $10,117         $ 8,849         $ 8,989
   04/30/1992       $10,347         $ 8,894         $ 9,094
   05/31/1992       $10,897         $ 9,491         $ 9,729
   06/30/1992       $10,693         $ 9,044         $ 9,364
   07/31/1992       $10,450         $ 8,815         $ 8,870
   08/31/1992       $10,510         $ 9,372         $ 9,248
   09/30/1992       $10,338         $ 9,190         $ 8,948
   10/31/1992       $10,146         $ 8,710         $ 8,461
   11/30/1992       $10,308         $ 8,795         $ 8,441
   12/31/1992       $10,399         $ 8,843         $ 8,523
   01/31/1993       $10,246         $ 8,845         $ 8,584
   02/28/1993       $10,429         $ 9,114         $ 8,891
   03/31/1993       $10,673         $ 9,912         $ 9,778
   04/30/1993       $11,070         $10,856         $10,736
   05/31/1993       $11,416         $11,088         $11,280
   06/30/1993       $11,052         $10,917         $10,852
   07/31/1993       $11,242         $11,301         $11,192
   08/31/1993       $11,957         $11,914         $11,774
   09/30/1993       $11,915         $11,648         $11,549
   10/31/1993       $12,926         $12,009         $11,636
   11/30/1993       $12,557         $10,962         $10,741
   12/31/1993       $13,832         $11,756         $11,526
   01/31/1994       $14,869         $12,753         $12,566
   02/28/1994       $14,625         $12,720         $12,620
   03/31/1994       $14,107         $12,174         $12,344
   04/30/1994       $14,213         $12,694         $12,784
   05/31/1994       $14,266         $12,624         $12,565
   06/30/1994       $13,865         $12,806         $12,722
   07/31/1994       $14,443         $12,931         $12,934
   08/31/1994       $14,882         $13,240         $13,171
   09/30/1994       $14,540         $12,826         $12,848
   10/31/1994       $14,807         $13,255         $13,027
   11/30/1994       $14,069         $12,622         $12,211
   12/31/1994       $13,816         $12,704         $12,341
   01/31/1995       $13,478         $12,219         $11,925
   02/28/1995       $13,692         $12,187         $11,827
   03/31/1995       $13,647         $12,951         $12,272
   04/30/1995       $14,279         $13,442         $12,645
   05/31/1995       $14,560         $13,285         $12,489
   06/30/1995       $14,929         $13,055         $12,333
   07/31/1995       $15,636         $13,871         $13,048
   08/31/1995       $15,180         $13,345         $12,734
   09/30/1995       $15,556         $13,609         $12,779
   10/31/1995       $15,066         $13,247         $12,370
   11/30/1995       $15,134         $13,619         $12,535
   12/31/1995       $15,296         $14,171         $13,008
   01/31/1996       $15,845         $14,232         $13,424
   02/29/1996       $16,281         $14,283         $13,560
   03/31/1996       $16,530         $14,590         $13,846
   04/30/1996       $17,029         $15,018         $14,570
   05/31/1996       $17,278         $14,744         $14,421
   06/30/1996       $17,335         $14,831         $14,401
   07/31/1996       $16,782         $14,401         $13,805
   08/31/1996       $17,197         $14,436         $13,987
   09/30/1996       $17,411         $14,823         $14,117
   10/31/1996       $17,852         $14,675         $14,102
   11/30/1996       $18,343         $15,262         $14,395
   12/31/1996       $18,994         $15,069         $14,142
   01/31/1997       $19,156         $14,545         $14,106
   02/28/1997       $19,439         $14,786         $14,424
   03/31/1997       $19,560         $14,844         $14,141
   04/30/1997       $19,345         $14,926         $13,925
   05/31/1997       $19,978         $15,900         $14,691
   06/30/1997       $20,734         $16,781         $15,034
   07/31/1997       $20,951         $17,056         $14,852
   08/31/1997       $21,073         $15,786         $14,037
   09/30/1997       $22,089         $16,673         $14,141
   10/31/1997       $20,449         $15,396         $13,263
   11/30/1997       $19,867         $15,242         $12,415
   12/31/1997       $19,590         $15,379         $12,064
   01/31/1998       $19,085         $16,086         $12,297
   02/28/1998       $20,643         $17,122         $13,284
   03/31/1998       $21,581         $17,653         $13,813
   04/30/1998       $21,855         $17,796         $13,864
   05/31/1998       $21,523         $17,714         $13,606
   06/30/1998       $20,563         $17,852         $12,976
   07/31/1998       $20,302         $18,038         $12,711
   08/31/1998       $17,607         $15,807         $10,829
   09/30/1998       $17,172         $15,326         $10,787
   10/31/1998       $17,897         $16,928         $11,652
   11/30/1998       $18,505         $17,800         $12,077
   12/31/1998       $18,351         $18,506         $12,224
   01/31/1999       $17,938         $18,456         $12,054
   02/28/1999       $17,820         $18,021         $11,870
   03/31/1999       $18,809         $18,777         $12,733
   04/30/1999       $20,638         $19,542         $13,856
   05/31/1999       $20,343         $18,539         $13,572
   06/30/1999       $21,424         $19,266         $14,430
   07/31/1999       $21,943         $19,844         $14,769
   08/31/1999       $22,166         $19,921         $15,026
   09/30/1999       $21,528         $20,127         $14,867
   10/31/1999       $21,424         $20,885         $14,771
   11/30/1999       $21,706         $21,616         $15,124
   12/31/1999       $23,035         $23,560         $15,937
   01/31/2000       $22,749         $22,066         $15,960
   02/29/2000       $22,779         $22,664         $16,364
   03/31/2000       $24,041         $23,548         $16,209
   04/30/2000       $23,290         $22,314         $15,189
   05/31/2000       $23,260         $21,774         $14,720
   06/30/2000       $24,471         $22,630         $15,761
   07/31/2000       $24,289         $21,686         $15,226
   08/31/2000       $24,501         $21,879         $16,038
   09/30/2000       $23,125         $20,818         $15,398
   10/31/2000       $21,854         $20,331         $14,480
   11/30/2000       $21,476         $19,572         $13,539
   12/31/2000       $22,334         $20,273         $14,250
   01/31/2001       $23,428         $20,263         $14,814
   02/28/2001       $22,616         $18,745         $14,167
   03/31/2001       $20,740         $17,504         $13,305
   04/30/2001       $21,850         $18,731         $14,188
   05/31/2001       $22,881         $18,085         $14,488
   06/30/2001       $22,171         $17,353         $14,481
   07/31/2001       $21,746         $17,039         $13,882
   08/31/2001       $21,132         $16,611         $13,698
   09/30/2001       $18,345         $14,932         $11,959
   10/31/2001       $18,904         $15,314         $12,395


AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(8)                 10/31/01
------------------------------------------
1-Year                           -14.11%

5-Year                            +1.15%

10-Year                           +6.58%



(7) Source: Standard & Poor's Micropal. The MSCI EAFE Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets in Europe, Australasia and the Far East. The Salomon Brothers Global ex-U.S. less than $2 Billion Index measures the small stock component of the Salomon Global Equity Index, which includes developed and emerging market countries globally excluding the U.S. Within each country, those stocks falling under a $2 billion market capitalization of the available market capital in each country forms the universe. The securities in the index are capitalization-weighted.

(7) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.



Past performance does not guarantee future results.

TEMPLETON PACIFIC GROWTH FUND


--------------------------------------------------------------------------------
Your Fund's Goal: Templeton Pacific Growth Fund seeks to provide long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities that trade on Pacific Rim markets, as defined in the Fund's prospectus, and are issued by companies that have their principal activities in the Pacific Rim.
--------------------------------------------------------------------------------

This annual report for Templeton Pacific Growth Fund covers the fiscal year ended October 31, 2001. During the 12 months under review, investor attention focused on the worsening state of economies around the world, most notably in the U.S. Swift monetary policy response, in the form of interest rate cuts, did not deliver conclusive signs of an economic rebound. The last few months of the Fund's fiscal year exhibited deteriorating economic indicators, a trend exacerbated by September 11's tragic events.

Although falling interest rates normally serve as a positive catalyst for stock markets, this was not the case during the reporting period. Lower reported corporate earnings and significantly reduced expectations for future profits took an inevitable toll on investor confidence. As a result, many major stock markets


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 33.

fell quite significantly during the reporting period, including those along the Pacific Rim except in Australia and New Zealand.

Overall, the Japanese market performed marginally worse than most other Asian markets despite performing relatively well during the first half of the year under review. The surprise April election of the self-styled maverick, Junichiro Koizumi, as prime minister served as the catalyst for the initial six months' slightly better returns. However, during the second half of the period, political and bureaucratic resistance to Koizumi's radical reforms stymied progress. Consequently, investors started to demand details for achieving significant change, including the resolution of the nation's major banking system problems. Not surprisingly, the Nikkei 225 fell sharply, losing 35% from its May high to its September low, as hopes of quick, meaningful reform receded.(1)

Within this environment, Templeton Pacific Growth Fund - Class A posted a -32.11% cumulative total return for the 12 months ended October 31, 2001, as shown in the Performance Summary beginning on page 18. The Fund's benchmark, the Morgan Stanley Capital International (MSCI) Pacific Index, had a -29.47% total return in U.S. dollar terms for the same period.(2)

TOP 10 INDUSTRIES
Templeton Pacific Growth Fund
10/31/01

                                  % OF TOTAL
                                  NET ASSETS
Banks                                10.9%

Diversified
Telecommunication Services            9.5%

Real Estate                           8.0%

Metals & Mining                       7.6%

Diversified Financials                5.5%

Semiconductor Equipment
& Products                            5.2%

Electronic Equipment
& Instruments                         5.1%

Electric Utilities                    5.0%

Pharmaceuticals                       4.1%

Household Durables                    4.0%

(1) Source: Standard & Poor's Micropal. The Nikkei 225 Stock Average is a price-weighted index of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

(2) Source: Standard & Poor's Micropal. The unmanaged MSCI Pacific Index is market capitalization-weighted and measures the total returns of equity securities in the five countries of Australia, Hong Kong, Japan, New Zealand and Singapore. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

TOP 10 EQUITY HOLDINGS
Templeton Pacific Growth Fund
10/31/01

COMPANY                              % OF TOTAL
INDUSTRY, COUNTRY                    NET ASSETS
Samsung Electronics Co. Ltd.            5.2%
Semiconductor Equipment
& Products, South Korea

HSBC Holdings PLC                       4.3%
Banks, Hong Kong

Ono Pharmaceutical Co. Ltd.             4.1%
Pharmaceuticals, Japan

Amoy Properties Ltd.                    4.0%
Real Estate, Hong Kong

BHP Billiton Ltd.                       3.7%
Metals & Mining, Australia

Nippon Telegraph
& Telephone Corp.                       3.7%
Diversified Telecommunication
Services, Japan

Korea Electric Power Corp.              3.6%
Electric Utilities, South Korea

Nomura Holdings Inc.                    3.5%
Diversified Financials, Japan

East Japan Railway Co.                  3.2%
Road & Rail, Japan

Komatsu Ltd.                            2.9%
Machinery, Japan

The Fund's relative performance once again hinged, crucially, on the performance of the Japanese stock market, which constituted approximately two-thirds of the MSCI Pacific Index. During the period, we remained underweighted in Japan compared to our benchmark, reflecting the difficulty we encountered in unearthing attractively priced stocks. Earnings prospects for many companies deteriorated significantly, which more than offset share price declines. However, we did benefit from our increased exposure to the consumer finance and non-life insurance industries. Acom and Yasuda are two examples of Japanese stocks that performed well. Unfortunately, our holdings in some large, export-oriented companies hindered the Fund's performance.

Elsewhere in the Pacific Rim, Asian markets were especially sensitive to fluctuations in the economic fortunes of the U.S., a major importer. Technology-related spending reductions, in particular, negatively impacted Taiwan and South Korea. However, despite these countries' export dependence, the Fund benefited from its stock-specific overweighted positions in Pohang
Iron & Steel and Samsung Electronics. A downturn in consumer sentiment weakened Singapore's and Hong Kong's economies. Singapore began to suffer one of its deepest slowdowns since the country gained its independence, while Hong Kong continued to experience deflation and concerns that the housing market had not yet bottomed. Over the course of the Fund's fiscal year, we benefited from our significantly reduced weighting in Singapore as well as from consolidation within the nation's banking sector. Conversely, poor performance by Hong Kong's banking and property industries hampered the Fund. The Fund's Australian holdings performed relatively well, buoyed by strength in the banking and resources industries. Australian companies WMC, BHP Billiton, Westpac Banking and Australia & New Zealand Banking Group all appreciated in price during the period.

By industry, technology, media and telecommunications (TMT) shares continued to lead worldwide markets lower for much of the reporting period, as investors became increasingly wary of extremely high valuations and a seemingly endless string of negative corporate earnings surprises. Most related holdings in the Fund also suffered similar declines. We firmly believe that cash and earnings, not revenues, should be the principal basis of valuation. As such, our exposure to the TMT sectors was very selective, although we did not hesitate to add companies with what we considered to be viable long-term business plans. We believe continued market volatility should at least be helpful in unearthing such companies among the fallout.

Looking forward, the length and breadth to which the U.S. economy slows will have a significant impact on all geographic regions. In Asia, a U.S. economic slump impacts countries that generate significant export trade with it, especially Japan, South


GEOGRAPHIC DISTRIBUTION
Templeton Pacific Growth Fund
Based on Total Net Assets
10/31/01

Japan                                 37.6%

Hong Kong                             23.4%

South Korea                           16.9%

Australia                             10.2%

India                                  4.7%

China                                  2.6%

Singapore                              2.4%

New Zealand                            2.1%

Short-Term Investments &
Other Net Assets                       0.1%

Korea and Taiwan. However, the region is also very sensitive to events in Japan, another major trading partner.

In the coming months, our investment philosophy in Japan and the Pacific Rim as a whole will continue to focus on company fundamentals as the basis for stock selection as we seek to provide attractive long-term returns for our shareholders. We believe that this is the correct approach amid the currently uncertain economic environment and in volatile equity markets.

It is important to remember that investing in foreign markets concentrated in a single region involves special considerations not associated with more broadly diversified investments, such as market and currency volatility and adverse economic, social and political developments in the region and countries where the Fund invests. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of those markets. In addition, investing in an emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, Taiwan's equity market has increased 308.97% in the past 15 years, but has suffered 14 quarterly declines of more than 15% during that time.(3) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets.

/s/  SIMON RUDOLPH
-----------------------------
Simon Rudolph
Portfolio Manager
Templeton Pacific Growth Fund

(3) Source: Taiwan Weighted Index. Based on the quarterly percentage price change over 15 years ended 9/30/01. The Taiwan Weighted Index is a capitalization-weighted index of all listed common shares traded on the Taiwan Stock Exchange. Returns are measured in U.S. dollar terms and do not include reinvested dividends.

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of October 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

TEMPLETON PACIFIC                             Performance Summary as of 10/31/01
GROWTH FUND

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 1/1/97, Fund shares were offered at a lower initial sales charge. Thus, actual total returns would have been higher.*

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                        CHANGE       10/31/01    10/31/00
 Net Asset Value (NAV)                         -$2.70        $5.63        $8.33
DISTRIBUTIONS (11/1/00-10/31/01)
 Dividend Income                               $0.0350

CLASS C                                        CHANGE       10/31/01    10/31/00
 Net Asset Value (NAV)                         -$2.67        $5.54        $8.21

ADVISOR CLASS                                  CHANGE       10/31/01    10/31/00
 Net Asset Value (NAV)                         -$2.73        $5.71        $8.44
DISTRIBUTIONS (11/1/00-10/31/01)
 Dividend Income                               $0.0653

PERFORMANCE

CLASS A                                 1-YEAR         5-YEAR         10-YEAR
 Cumulative Total Return(1)             -32.11%       -59.51%         -29.84%
 Average Annual Total Return(2)         -36.03%       -17.52%          -4.05%
 Value of $10,000 Investment(3)         $6,397        $3,818          $6,615
 Avg. Ann. Total Return (9/30/01)(4)    -42.10%       -18.30%          -4.29%


                                                                     INCEPTION
CLASS C                                 1-YEAR         3-YEAR         (1/2/97)
 Cumulative Total Return(1)             -32.52%       -28.71%         -62.40%
 Average Annual Total Return(2)         -33.84%       -10.97%         -18.49%
 Value of $10,000 Investment(3)         $6,616        $7,056          $3,723
 Avg. Ann. Total Return (9/30/01)(4)    -40.36%        -5.85%         -19.29%


ADVISOR CLASS(5)                        1-YEAR         5-YEAR          10-YEAR
 Cumulative Total Return(1)             -31.79%        -58.49%         -28.07%
 Average Annual Total Return(2)         -31.79%        -16.12%          -3.24%
 Value of $10,000 Investment(3)         $6,821         $4,151          $7,193
 Avg. Ann. Total Return (9/30/01)(4)    -38.48%        -16.94%          -3.49%

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

(4) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -60.41% and -17.45%.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

TEMPLETON PACIFIC                       TOTAL RETURN INDEX COMPARISON
GROWTH FUND                             FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                          10/31/01
--------------------------------------------------------------------------------
1-Year                                                            -36.03%

5-Year                                                            -17.52%

10-Year                                                            -4.05%

CLASS A (11/1/91 -- 10/31/01)

                                  [LINE GRAPH]

        DATE      TEMPLETON PACIFIC    MSCI PACIFIC    MSCI PACIFIC $GT
                   GROWTH FUND - A         INDEX
      11/01/1991       $ 9,429            $10,000
      11/30/1991       $ 9,373            $ 9,359           -6.41%
      12/31/1991       $ 9,714            $ 9,648            3.09%
      01/31/1992       $ 9,761            $ 9,276           -3.86%
      02/29/1992       $ 9,959            $ 8,627           -6.99%
      03/31/1992       $ 9,761            $ 7,809           -9.49%
      04/30/1992       $ 9,912            $ 7,453           -4.56%
      05/31/1992       $10,393            $ 8,035            7.82%
      06/30/1992       $10,759            $ 7,405           -7.84%
      07/31/1992       $10,103            $ 7,304           -1.37%
      08/31/1992       $ 9,838            $ 8,306           13.72%
      09/30/1992       $ 9,876            $ 8,118           -2.27%
      10/31/1992       $10,350            $ 7,833           -3.51%
      11/30/1992       $10,255            $ 7,982            1.91%
      12/31/1992       $10,068            $ 7,893           -1.12%
      01/31/1993       $10,235            $ 7,879           -0.17%
      02/28/1993       $10,657            $ 8,263            4.87%
      03/31/1993       $10,657            $ 9,263           12.10%
      04/30/1993       $11,394            $10,740           15.95%
      05/31/1993       $11,944            $11,055            2.93%
      06/30/1993       $11,691            $10,876           -1.62%
      07/31/1993       $11,939            $11,521            5.93%
      08/31/1993       $12,654            $11,863            2.97%
      09/30/1993       $12,793            $11,421           -3.73%
      10/31/1993       $14,331            $11,676            2.24%
      11/30/1993       $14,261            $10,031          -14.09%
      12/31/1993       $16,202            $10,732            6.99%
      01/31/1994       $16,372            $11,976           11.59%
      02/28/1994       $15,852            $12,286            2.59%
      03/31/1994       $14,610            $11,609           -5.51%
      04/30/1994       $14,820            $12,113            4.34%
      05/31/1994       $15,511            $12,403            2.39%
      06/30/1994       $15,029            $12,811            3.29%
      07/31/1994       $15,433            $12,538           -2.13%
      08/31/1994       $16,119            $12,757            1.75%
      09/30/1994       $15,443            $12,440           -2.49%
      10/31/1994       $15,544            $12,756            2.54%
      11/30/1994       $14,383            $12,045           -5.57%
      12/31/1994       $14,471            $12,128            0.69%
      01/31/1995       $13,221            $11,364           -6.30%
      02/28/1995       $13,820            $11,085           -2.46%
      03/31/1995       $14,213            $11,938            7.70%
      04/30/1995       $14,389            $12,448            4.27%
      05/31/1995       $14,936            $11,953           -3.98%
      06/30/1995       $14,661            $11,448           -4.22%
      07/31/1995       $15,254            $12,276            7.23%
      08/31/1995       $15,067            $11,816           -3.75%
      09/30/1995       $15,296            $11,927            0.94%
      10/31/1995       $14,692            $11,348           -4.85%
      11/30/1995       $14,703            $11,908            4.93%
      12/31/1995       $15,317            $12,491            4.90%
      01/31/1996       $16,496            $12,514            0.18%
      02/29/1996       $16,430            $12,375           -1.11%
      03/31/1996       $16,342            $12,756            3.08%
      04/30/1996       $17,035            $13,408            5.11%
      05/31/1996       $17,057            $12,828           -4.32%
      06/30/1996       $16,822            $12,834            0.04%
      07/31/1996       $15,943            $12,246           -4.58%
      08/31/1996       $16,258            $11,925           -2.62%
      09/30/1996       $16,641            $12,316            3.28%
      10/31/1996       $16,337            $11,746           -4.63%
      11/30/1996       $17,284            $12,066            2.73%
      12/31/1996       $17,132            $11,441           -5.18%
      01/31/1997       $16,826            $10,480           -8.40%
      02/28/1997       $16,894            $10,700            2.10%
      03/31/1997       $16,101            $10,310           -3.65%
      04/30/1997       $16,169            $10,526            2.10%
      05/31/1997       $17,302            $11,558            9.80%
      06/30/1997       $17,467            $12,276            6.21%
      07/31/1997       $17,932            $11,984           -2.38%
      08/31/1997       $15,446            $10,797           -9.90%
      09/30/1997       $15,764            $10,757           -0.37%
      10/31/1997       $12,348            $ 9,452          -12.13%
      11/30/1997       $11,304            $ 8,933           -5.49%
      12/31/1997       $10,659            $ 8,542           -4.38%
      01/31/1998       $ 9,954            $ 9,007            5.44%
      02/28/1998       $11,191            $ 9,331            3.60%
      03/31/1998       $11,064            $ 8,818           -5.50%
      04/30/1998       $10,370            $ 8,645           -1.96%
      05/31/1998       $ 9,180            $ 8,060           -6.77%
      06/30/1998       $ 8,430            $ 8,045           -0.18%
      07/31/1998       $ 8,384            $ 7,906           -1.73%
      08/31/1998       $ 7,002            $ 6,972          -11.81%
      09/30/1998       $ 7,478            $ 6,951           -0.31%
      10/31/1998       $ 9,092            $ 8,156           17.34%
      11/30/1998       $ 9,754            $ 8,532            4.61%
      12/31/1998       $ 9,779            $ 8,771            2.80%
      01/31/1999       $ 9,464            $ 8,836            0.74%
      02/28/1999       $ 9,241            $ 8,664           -1.94%
      03/31/1999       $ 9,838            $ 9,758           12.62%
      04/30/1999       $11,827            $10,412            6.70%
      05/31/1999       $11,417            $ 9,793           -5.94%
      06/30/1999       $12,564            $10,696            9.22%
      07/31/1999       $12,528            $11,512            7.63%
      08/31/1999       $12,224            $11,397           -1.00%
      09/30/1999       $11,803            $11,925            4.63%
      10/31/1999       $11,944            $12,387            3.88%
      11/30/1999       $12,833            $13,004            4.98%
      12/31/1999       $14,026            $13,856            6.55%
      01/31/2000       $13,090            $13,190           -4.81%
      02/29/2000       $12,610            $12,902           -2.18%
      03/31/2000       $13,160            $13,799            6.95%
      04/30/2000       $12,189            $12,841           -6.94%
      05/31/2000       $10,797            $12,096           -5.80%
      06/30/2000       $11,768            $13,031            7.73%
      07/31/2000       $11,312            $11,792           -9.51%
      08/31/2000       $11,522            $12,436            5.46%
      09/30/2000       $10,458            $11,782           -5.26%
      10/31/2000       $ 9,744            $11,107           -5.73%
      11/30/2000       $ 9,195            $10,723           -3.46%
      12/31/2000       $ 8,966            $10,302           -3.92%
      01/31/2001       $ 9,095            $10,271           -0.30%
      02/28/2001       $ 8,754            $ 9,835           -4.25%
      03/31/2001       $ 7,837            $ 9,373           -4.70%
      04/30/2001       $ 8,225            $ 9,990            6.59%
      05/31/2001       $ 8,131            $ 9,953           -0.37%
      06/30/2001       $ 7,814            $ 9,478           -4.77%
      07/31/2001       $ 7,391            $ 8,863           -6.49%
      08/31/2001       $ 7,273            $ 8,655           -2.35%
      09/30/2001       $ 6,427            $ 7,752          -10.43%
      10/31/2001       $ 6,615            $ 7,834            1.06%

AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                            10/31/01
--------------------------------------------------------------------------------
1-Year                                                              -33.84%

3-Year                                                              -10.97%

Since Inception (1/2/97)                                            -18.49%

CLASS C (1/2/97 -- 10/31/01)

                                  [LINE GRAPH]

     DATE           TEMPLETON     MSCI PACIFIC   MSCI PACIFIC $GT
                 PACIFIC GROWTH      INDEX
                    FUND - C
     01/02/1997      $ 9,902         $10,000
     01/31/1997      $ 9,731         $ 9,160          -8.40%
     02/28/1997      $ 9,764         $ 9,352           2.10%
     03/31/1997      $ 9,298         $ 9,011          -3.65%
     04/30/1997      $ 9,331         $ 9,200           2.10%
     05/31/1997      $ 9,987         $10,102           9.80%
     06/30/1997      $10,071         $10,729           6.21%
     07/31/1997      $10,327         $10,474          -2.38%
     08/31/1997      $ 8,882         $ 9,437          -9.90%
     09/30/1997      $ 9,059         $ 9,402          -0.37%
     10/31/1997      $ 7,102         $ 8,262         -12.13%
     11/30/1997      $ 6,504         $ 7,808          -5.49%
     12/31/1997      $ 6,128         $ 7,466          -4.38%
     01/31/1998      $ 5,734         $ 7,872           5.44%
     02/28/1998      $ 6,442         $ 8,156           3.60%
     03/31/1998      $ 6,375         $ 7,707          -5.50%
     04/30/1998      $ 5,967         $ 7,556          -1.96%
     05/31/1998      $ 5,272         $ 7,044          -6.77%
     06/30/1998      $ 4,847         $ 7,032          -0.18%
     07/31/1998      $ 4,820         $ 6,910          -1.73%
     08/31/1998      $ 4,017         $ 6,094         -11.81%
     09/30/1998      $ 4,291         $ 6,075          -0.31%
     10/31/1998      $ 5,222         $ 7,129          17.34%
     11/30/1998      $ 5,597         $ 7,457           4.61%
     12/31/1998      $ 5,611         $ 7,666           2.80%
     01/31/1999      $ 5,429         $ 7,723           0.74%
     02/28/1999      $ 5,302         $ 7,573          -1.94%
     03/31/1999      $ 5,638         $ 8,529          12.62%
     04/30/1999      $ 6,780         $ 9,100           6.70%
     05/31/1999      $ 6,545         $ 8,559          -5.94%
     06/30/1999      $ 7,190         $ 9,349           9.22%
     07/31/1999      $ 7,170         $10,062           7.63%
     08/31/1999      $ 6,995         $ 9,961          -1.00%
     09/30/1999      $ 6,747         $10,422           4.63%
     10/31/1999      $ 6,820         $10,827           3.88%
     11/30/1999      $ 7,331         $11,366           4.98%
     12/31/1999      $ 8,003         $12,111           6.55%
     01/31/2000      $ 7,466         $11,528          -4.81%
     02/29/2000      $ 7,183         $11,277          -2.18%
     03/31/2000      $ 7,499         $12,060           6.95%
     04/30/2000      $ 6,935         $11,223          -6.94%
     05/31/2000      $ 6,142         $10,572          -5.80%
     06/30/2000      $ 6,693         $11,390           7.73%
     07/31/2000      $ 6,431         $10,307          -9.51%
     08/31/2000      $ 6,545         $10,869           5.46%
     09/30/2000      $ 5,940         $10,298          -5.26%
     10/31/2000      $ 5,517         $ 9,708          -5.73%
     11/30/2000      $ 5,201         $ 9,372          -3.46%
     12/31/2000      $ 5,067         $ 9,004          -3.92%
     01/31/2001      $ 5,141         $ 8,977          -0.30%
     02/28/2001      $ 4,952         $ 8,596          -4.25%
     03/31/2001      $ 4,428         $ 8,192          -4.70%
     04/30/2001      $ 4,650         $ 8,732           6.59%
     05/31/2001      $ 4,590         $ 8,699          -0.37%
     06/30/2001      $ 4,408         $ 8,284          -4.77%
     07/31/2001      $ 4,166         $ 7,747          -6.49%
     08/31/2001      $ 4,099         $ 7,565          -2.35%
     09/30/2001      $ 3,615         $ 6,776         -10.43%
     10/31/2001      $ 3,723         $ 6,847           1.06%

ADVISOR CLASS (11/1/91 -- 10/31/01)(7)

                                  [LINE GRAPH]

     DATE        TEMPLETON PACIFIC   MSCI PACIFIC  MSCI PACIFIC $GT
                   GROWTH FUND -         INDEX
                   ADVISOR CLASS
     11/01/1991       $10,000           $10,000
     11/30/1991       $ 9,940           $ 9,359         -6.41%
     12/31/1991       $10,302           $ 9,648          3.09%
     01/31/1992       $10,352           $ 9,276         -3.86%
     02/29/1992       $10,562           $ 8,627         -6.99%
     03/31/1992       $10,352           $ 7,809         -9.49%
     04/30/1992       $10,512           $ 7,453         -4.56%
     05/31/1992       $11,023           $ 8,035          7.82%
     06/30/1992       $11,410           $ 7,405         -7.84%
     07/31/1992       $10,715           $ 7,304         -1.37%
     08/31/1992       $10,433           $ 8,306         13.72%
     09/30/1992       $10,474           $ 8,118         -2.27%
     10/31/1992       $10,977           $ 7,833         -3.51%
     11/30/1992       $10,877           $ 7,982          1.91%
     12/31/1992       $10,678           $ 7,893         -1.12%
     01/31/1993       $10,855           $ 7,879         -0.17%
     02/28/1993       $11,303           $ 8,263          4.87%
     03/31/1993       $11,303           $ 9,263         12.10%
     04/30/1993       $12,084           $10,740         15.95%
     05/31/1993       $12,668           $11,055          2.93%
     06/30/1993       $12,399           $10,876         -1.62%
     07/31/1993       $12,662           $11,521          5.93%
     08/31/1993       $13,420           $11,863          2.97%
     09/30/1993       $13,568           $11,421         -3.73%
     10/31/1993       $15,199           $11,676          2.24%
     11/30/1993       $15,125           $10,031        -14.09%
     12/31/1993       $17,184           $10,732          6.99%
     01/31/1994       $17,364           $11,976         11.59%
     02/28/1994       $16,812           $12,286          2.59%
     03/31/1994       $15,495           $11,609         -5.51%
     04/30/1994       $15,718           $12,113          4.34%
     05/31/1994       $16,451           $12,403          2.39%
     06/30/1994       $15,939           $12,811          3.29%
     07/31/1994       $16,367           $12,538         -2.13%
     08/31/1994       $17,095           $12,757          1.75%
     09/30/1994       $16,378           $12,440         -2.49%
     10/31/1994       $16,485           $12,756          2.54%
     11/30/1994       $15,254           $12,045         -5.57%
     12/31/1994       $15,348           $12,128          0.69%
     01/31/1995       $14,021           $11,364         -6.30%
     02/28/1995       $14,657           $11,085         -2.46%
     03/31/1995       $15,074           $11,938          7.70%
     04/30/1995       $15,260           $12,448          4.27%
     05/31/1995       $15,841           $11,953         -3.98%
     06/30/1995       $15,549           $11,448         -4.22%
     07/31/1995       $16,178           $12,276          7.23%
     08/31/1995       $15,980           $11,816         -3.75%
     09/30/1995       $16,222           $11,927          0.94%
     10/31/1995       $15,582           $11,348         -4.85%
     11/30/1995       $15,593           $11,908          4.93%
     12/31/1995       $16,245           $12,491          4.90%
     01/31/1996       $17,495           $12,514          0.18%
     02/29/1996       $17,425           $12,375         -1.11%
     03/31/1996       $17,332           $12,756          3.08%
     04/30/1996       $18,067           $13,408          5.11%
     05/31/1996       $18,091           $12,828         -4.32%
     06/30/1996       $17,841           $12,834          0.04%
     07/31/1996       $16,909           $12,246         -4.58%
     08/31/1996       $17,243           $11,925         -2.62%
     09/30/1996       $17,649           $12,316          3.28%
     10/31/1996       $17,327           $11,746         -4.63%
     11/30/1996       $18,331           $12,066          2.73%
     12/31/1996       $18,170           $11,441         -5.18%
     01/31/1997       $17,845           $10,480         -8.40%
     02/28/1997       $17,917           $10,700          2.10%
     03/31/1997       $17,089           $10,310         -3.65%
     04/30/1997       $17,161           $10,526          2.10%
     05/31/1997       $18,374           $11,558          9.80%
     06/30/1997       $18,534           $12,276          6.21%
     07/31/1997       $19,016           $11,984         -2.38%
     08/31/1997       $16,378           $10,797         -9.90%
     09/30/1997       $16,727           $10,757         -0.37%
     10/31/1997       $13,103           $ 9,452        -12.13%
     11/30/1997       $11,995           $ 8,933         -5.49%
     12/31/1997       $11,328           $ 8,542         -4.38%
     01/31/1998       $10,590           $ 9,007          5.44%
     02/28/1998       $11,930           $ 9,331          3.60%
     03/31/1998       $11,807           $ 8,818         -5.50%
     04/30/1998       $11,070           $ 8,645         -1.96%
     05/31/1998       $ 9,792           $ 8,060         -6.77%
     06/30/1998       $ 9,008           $ 8,045         -0.18%
     07/31/1998       $ 8,971           $ 7,906         -1.73%
     08/31/1998       $ 7,488           $ 6,972        -11.81%
     09/30/1998       $ 7,995           $ 6,951         -0.31%
     10/31/1998       $ 9,737           $ 8,156         17.34%
     11/30/1998       $10,454           $ 8,532          4.61%
     12/31/1998       $10,474           $ 8,771          2.80%
     01/31/1999       $10,149           $ 8,836          0.74%
     02/28/1999       $ 9,913           $ 8,664         -1.94%
     03/31/1999       $10,561           $ 9,758         12.62%
     04/30/1999       $12,718           $10,412          6.70%
     05/31/1999       $12,294           $ 9,793         -5.94%
     06/30/1999       $13,528           $10,696          9.22%
     07/31/1999       $13,479           $11,512          7.63%
     08/31/1999       $13,167           $11,397         -1.00%
     09/30/1999       $12,706           $11,925          4.63%
     10/31/1999       $12,855           $12,387          3.88%
     11/30/1999       $13,828           $13,004          4.98%
     12/31/1999       $15,112           $13,856          6.55%
     01/31/2000       $14,115           $13,190         -4.81%
     02/29/2000       $13,591           $12,902         -2.18%
     03/31/2000       $14,202           $13,799          6.95%
     04/30/2000       $13,154           $12,841         -6.94%
     05/31/2000       $11,658           $12,096         -5.80%
     06/30/2000       $12,730           $13,031          7.73%
     07/31/2000       $12,232           $11,792         -9.51%
     08/31/2000       $12,469           $12,436          5.46%
     09/30/2000       $11,322           $11,782         -5.26%
     10/31/2000       $10,524           $11,107         -5.73%
     11/30/2000       $ 9,938           $10,723         -3.46%
     12/31/2000       $ 9,693           $10,302         -3.92%
     01/31/2001       $ 9,831           $10,271         -0.30%
     02/28/2001       $ 9,479           $ 9,835         -4.25%
     03/31/2001       $ 8,486           $ 9,373         -4.70%
     04/30/2001       $ 8,913           $ 9,990          6.59%
     05/31/2001       $ 8,800           $ 9,953         -0.37%
     06/30/2001       $ 8,473           $ 9,478         -4.77%
     07/31/2001       $ 8,008           $ 8,863         -6.49%
     08/31/2001       $ 7,883           $ 8,655         -2.35%
     09/30/2001       $ 6,965           $ 7,752        -10.43%
     10/31/2001       $ 7,173           $ 7,834          1.06%

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(7)     10/31/01

1-Year               -31.79%

5-Year               -16.12%

10-Year               -3.24%

(6) Source: Standard & Poor's Micropal. The MSCI Pacific Index is market capitalization-weighted and measures the total returns of equity securities in the five countries of Australia, Hong Kong, Japan, New Zealand and Singapore.

(7) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.


Past performance does not guarantee future results.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights


TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                                                         CLASS A
                                                            -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                            -------------------------------------------------------------------
                                                               2001        2000           1999           1998          1997
                                                            -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year........................  $  14.42     $  14.43      $   12.33      $   15.06      $   14.18
                                                            -------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)................................       .21          .31            .24            .26            .27
  Net realized and unrealized gains (losses)..............     (2.18)        (.05)          2.13          (2.08)          1.64
                                                            -------------------------------------------------------------------
Total from investment operations..........................     (1.97)         .26           2.37          (1.82)          1.91
                                                            -------------------------------------------------------------------
Less distributions from:
  Net investment income...................................      (.45)        (.27)          (.27)          (.24)          (.32)
  Net realized gains......................................      (.09)          --             --           (.67)          (.71)
                                                            -------------------------------------------------------------------
Total distributions.......................................      (.54)        (.27)          (.27)          (.91)         (1.03)
                                                            -------------------------------------------------------------------
Net asset value, end of year..............................  $  11.91     $  14.42      $   14.43      $   12.33      $   15.06
                                                            ===================================================================

Total return(b)...........................................    (14.28)%       1.71%         19.51%        (12.64)%        14.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)...........................   $ 60,579     $ 99,179      $ 102,684      $ 113,964      $ 121,619
Ratios to average net assets:
  Expenses................................................      1.67%        1.58%          1.65%          1.48%          1.48%
  Expenses, excluding waiver and payments by affiliate....      1.67%        1.58%          1.65%          1.50%          1.58%
  Net investment income...................................      1.50%        1.99%          1.78%          1.23%          2.01%
Portfolio turnover rate...................................     28.93%       37.22%         18.76%         22.82%         33.62%

(a) Based on average weighted shares outstanding effective year ended October 31, 1999.

(b)  Total return does not reflect sales commissions.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights (continued)



TEMPLETON FOREIGN SMALLER COMPANIES FUND (CONT.)

                                                                  CLASS B
                                                 ------------------------------------------
                                                           YEAR ENDED OCTOBER 31,
                                                 ------------------------------------------
                                                   2001          2000           1999(c)
                                                 ------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year.............  $  14.28      $  14.35        $  12.44
                                                 ------------------------------------------
Income from investment operations:
  Net investment income(a).....................       .10           .22             .08
  Net realized and unrealized gains (losses)...     (2.17)         (.08)           1.89
                                                 ------------------------------------------
Total from investment operations...............     (2.07)          .14            1.97
                                                 ------------------------------------------
Less distributions from:
  Net investment income........................      (.35)         (.21)           (.06)
  Net realized gains...........................      (.09)           --              --
                                                 ------------------------------------------
Total distributions............................      (.44)         (.21)           (.06)
                                                 ------------------------------------------
Net asset value, end of year...................  $  11.77      $  14.28        $  14.35
                                                 ==========================================

Total return(b)................................    (14.95)%         .91%          15.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)................  $    550      $    482        $    201
Ratios to average net assets:
  Expenses.....................................      2.46%         2.37%           1.99%(d)
  Net investment income........................       .74%         1.42%            .59%(d)
Portfolio turnover rate........................     28.93%        37.22%          18.76%

(a)  Based on average weighted shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge and is not annualized.

(c)  For the period January 1, 1999 (effective date) to October 31, 1999.

(d)  Annualized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights (continued)

TEMPLETON FOREIGN SMALLER COMPANIES FUND (CONT.)

                                                                            CLASS C
                                                 ------------------------------------------------------------
                                                                     YEAR ENDED OCTOBER 31,
                                                 ------------------------------------------------------------
                                                   2001           2000           1999            1998(c)
                                                 ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year.............  $   14.33      $   14.36      $   12.32        $   14.23
                                                 ------------------------------------------------------------
Income from investment operations:
  Net investment income(a).....................        .09            .18            .13              .01
  Net realized and unrealized gains (losses)...      (2.17)          (.04)          2.11            (1.92)
                                                 ------------------------------------------------------------
Total from investment operations...............      (2.08)           .14           2.24            (1.91)
                                                 ------------------------------------------------------------
Less distributions from:
  Net investment income........................       (.34)          (.17)          (.20)              --
  Net realized gains...........................       (.09)            --             --               --
                                                 ------------------------------------------------------------
Total distributions............................       (.43)          (.17)          (.20)              --
                                                 ------------------------------------------------------------
Net asset value, end of year...................  $   11.82      $   14.33      $   14.36        $   12.32
                                                 ============================================================

Total return(b)................................     (14.97)%          .94%         18.46%          (13.42)%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)................  $   1,135      $     894      $     631        $     450
Ratios to average net assets:
  Expenses.....................................       2.46%          2.36%          2.40%            2.54%(d)
  Net investment income........................        .69%          1.18%           .94%            1.08%(d)
Portfolio turnover rate........................      28.93%         37.22%         18.76%           22.82%

(a) Based on average weighted shares outstanding effective year ended October 31, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.

(c)  For the period July 1, 1998 (effective date) to October 31, 1998.

(d)  Annualized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights (continued)



TEMPLETON FOREIGN SMALLER COMPANIES FUND (CONT.)

                                                                                        ADVISOR CLASS
                                                         ---------------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                         ---------------------------------------------------------------------------
                                                            2001           2000           1999           1998           1997(c)
                                                         ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year.....................  $   14.45      $   14.45      $   12.34      $   15.09        $   14.00
                                                         ---------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a).............................        .23            .35            .26            .32              .20
  Net realized and unrealized gains (losses)...........      (2.19)          (.05)          2.14          (2.13)             .98
                                                         ---------------------------------------------------------------------------
Total from investment operations.......................      (1.96)           .30           2.40          (1.81)            1.18
                                                         ---------------------------------------------------------------------------
Less distributions from:
  Net investment income................................       (.48)          (.30)          (.29)          (.27)            (.09)
  Net realized gains...................................       (.09)            --             --           (.67)              --
                                                         ---------------------------------------------------------------------------
Total distributions....................................       (.57)          (.30)          (.29)          (.94)            (.09)
                                                         ---------------------------------------------------------------------------
Net asset value, end of year...........................  $   11.92      $   14.45      $   14.45      $   12.34        $   15.09
                                                         ===========================================================================

Total return(b)........................................     (14.11)%         2.01%         19.81%        (12.55)%           8.43%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)........................  $   5,059      $  10,708      $   9,841      $  12,402        $   3,726
Ratios to average net assets:
  Expenses.............................................       1.46%          1.38%          1.43%          1.31%            1.24%(d)
  Expenses, excluding waiver and payments by affiliate.       1.46%          1.38%          1.43%          1.33%            1.36%(d)
  Net investment income................................       1.67%          2.31%          1.94%          1.43%            2.66%(d)
Portfolio turnover rate................................      28.93%         37.22%         18.76%         22.82%           33.62%

(a) Based on average weighted shares outstanding effective year ended October 31, 1999.

(b)  Total return is not annualized.

(c)  For the period January 2, 1997 (effective date) to October 31, 1997.

(d)  Annualized.


                       See notes to financial statements.                     25

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001

TEMPLETON FOREIGN SMALLER COMPANIES FUND                COUNTRY              SHARES          VALUE
------------------------------------------------------------------------------------------------------

COMMON STOCKS 92.0%
AUTO COMPONENTS .8%
Italdesign-Giugiaro SpA.............................     Italy               162,445      $   570,624
                                                                                          -----------

BANKS 8.3%
Banca Popolare di Verona SCRL.......................     Italy                77,145          612,157
Dah Sing Financial Holdings Ltd.....................    Hong Kong             525,600        2,277,600
Erste Bank Der Oester Sparkassen AG.................    Austria               25,565        1,128,291
Laurentian Bank of Canada...........................     Canada               92,100        1,591,164
                                                                                          -----------
                                                                                            5,609,212
                                                                                          -----------

BEVERAGES 1.8%
Grupo Continental SA................................     Mexico              954,710        1,216,605

BUILDING PRODUCTS 1.9%
Novar PLC........................................... United Kingdom          348,484          549,875
Uralita SA..........................................     Spain               149,431          699,879
                                                                                          -----------
                                                                                            1,249,754
                                                                                          -----------

CHEMICALS 2.4%
Energia e Industrias Aragonesas Eia SA..............     Spain               196,000          829,725
Yule Catto & Company PLC............................ United Kingdom          286,600          791,920
                                                                                          -----------
                                                                                            1,621,645
                                                                                          -----------

COMMERCIAL SERVICES & SUPPLIES 5.4%
Arcadis NV..........................................  Netherlands            189,602        1,536,967
GTC Transcontinental Group Ltd., B..................     Canada              100,000        1,404,305
Vedior NV...........................................  Netherlands             77,855          715,263
                                                                                          -----------
                                                                                            3,656,535
                                                                                          -----------

COMMUNICATIONS EQUIPMENT 1.2%
Twentsche Kabel Holdings NV.........................  Netherlands             37,711          779,523
                                                                                          -----------

*COMPUTERS & PERIPHERALS 2.0%
ATI Technologies Inc................................     Canada              165,000        1,365,510
                                                                                          -----------

CONSTRUCTION & ENGINEERING 1.2%
Kurita Water Industries Ltd.........................      Japan                75,000          835,750
                                                                                          -----------

CONSTRUCTION MATERIALS 1.9%
Gujarat Ambuja Cements Ltd..........................      India               403,350        1,292,250
                                                                                          -----------

DISTRIBUTORS 1.3%
Li & Fung Ltd.......................................    Hong Kong             930,000          888,269
                                                                                          -----------

DIVERSIFIED FINANCIALS 4.8%
*D. Carnegie & Co. AB...............................     Sweden               80,230          792,134
Housing Development Finance Corp. Ltd...............      India               133,780        1,946,347
*Vontobel Holding AG................................  Switzerland             22,250          490,538
                                                                                          -----------
                                                                                              229,019
                                                                                          -----------

DIVERSIFIED TELECOMMUNICATION SERVICES 1.1%
Asia Satellite Telecommunications Holdings Ltd......   Hong Kong             594,500          758,369
                                                                                          -----------

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (CONT.)

TEMPLETON FOREIGN SMALLER COMPANIES FUND                COUNTRY              SHARES          VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ELECTRICAL EQUIPMENT 3.1%
Draka Holding NV....................................  Netherlands             16,600      $   644,413
Halla Climate Control Co. Ltd.......................  South Korea             53,700        1,472,085
                                                                                          -----------
                                                                                            2,116,498
                                                                                          -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS 2.7%
Dae Duck Electronics Co. Ltd........................  South Korea            168,266        1,246,078
Laird Group PLC..................................... United Kingdom          270,560          556,764
                                                                                          -----------
                                                                                            1,802,842
                                                                                          -----------

FOOD & DRUG RETAILING 2.2%
North West Company Fund.............................     Canada              148,750        1,500,110
                                                                                          -----------
FOOD PRODUCTS 2.9%
Geest PLC........................................... United Kingdom          141,975        1,406,081
Kamps AG............................................    Germany               73,250          528,469
                                                                                          -----------
                                                                                            1,934,550
                                                                                          -----------

GAS UTILITIES 1.6%
Gas Authority of India Ltd., GDR, 144A..............     India               142,500        1,047,375
                                                                                          -----------

HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
Moulin International Holdings Ltd...................   Hong Kong          12,285,000          756,000
                                                                                          -----------

HEALTH CARE PROVIDERS & SERVICES 5.2%
Gehe AG.............................................    Germany               43,980        1,616,198
OPG Groep NV........................................  Netherlands             55,550        1,876,267
                                                                                          -----------
                                                                                            3,492,465
                                                                                          -----------

HOUSEHOLD DURABLES 4.3%
Sangetsu Co. Ltd....................................     Japan                63,000          910,992
Techtronic Industries Co. Ltd.......................   Hong Kong           6,266,000        1,988,250
                                                                                          -----------
                                                                                            2,899,242
                                                                                          -----------

HOUSEHOLD PRODUCTS .7%
McBride PLC......................................... United Kingdom        1,093,160          492,830
                                                                                          -----------

INDUSTRIAL CONGLOMERATES 2.4%
Aalberts Industries NV..............................  Netherlands             73,032        1,151,146
Cookson Group PLC................................... United Kingdom          399,380          435,611
                                                                                          -----------
                                                                                            1,586,757
                                                                                          -----------

LEISURE EQUIPMENT & PRODUCTS .5%
Amer Group Ltd., A..................................    Finland               14,535          360,020
                                                                                          -----------

MACHINERY 4.9%
KCI Konecranes International PLC....................    Finland               24,280          597,022
METSO OYJ...........................................    Finland              162,660        1,589,607
Swisslog Holding AG.................................  Switzerland             20,872          600,762
Weir Group PLC...................................... United Kingdom          143,595          495,969
                                                                                          -----------
                                                                                            3,283,360
                                                                                          -----------

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (CONT.)

TEMPLETON FOREIGN SMALLER COMPANIES FUND                COUNTRY              SHARES          VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MARINE .5%
Orient Overseas International Ltd...................   Hong Kong             882,600      $   359,263
                                                                                          -----------

MEDIA 1.6%
*IM Internationalmedia AG...........................    Germany               18,400          334,771
South China Morning Post Holdings Ltd...............   Hong Kong           1,340,385          708,857
Television Broadcasts Ltd...........................   Hong Kong              12,000           35,385
                                                                                          -----------
                                                                                            1,079,013
                                                                                          -----------

METALS & MINING 1.5%
Iluka Resources Ltd.................................   Australia             520,100          985,733
                                                                                          -----------

MULTILINE RETAIL 5.2%
Debenhams PLC....................................... United Kingdom          222,305        1,163,867
Galeries Lafayette SA...............................     France               12,195        1,554,238
Takashimaya Co. Ltd.................................     Japan               111,000          779,870
                                                                                          -----------
                                                                                            3,497,975
                                                                                          -----------

PAPER & FOREST PRODUCTS 1.6%
Hung Hing Printing Group Ltd........................   Hong Kong           2,816,000        1,074,051
                                                                                          -----------

PHARMACEUTICALS 2.7%
Ono Pharmaceutical Co. Ltd..........................     Japan                26,000          828,398
Orion Yhtyma OYJ, B.................................    Finland               56,410          960,278
                                                                                          -----------
                                                                                            1,788,676
                                                                                          -----------

ROAD & RAIL 2.2%
Stagecoach Group PLC................................ United Kingdom        1,177,110          941,525
Transportes Azkar SA................................     Spain               112,950          527,999
                                                                                          -----------
                                                                                            1,469,524
                                                                                          -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.0%
ASM Pacific Technology Ltd..........................   Hong Kong             477,000          666,577
                                                                                          -----------

SPECIALTY RETAIL 6.4%
Athlon Groep NV.....................................  Netherlands             66,820          794,437
Best Denki Co. Ltd..................................     Japan               137,000          425,309
Dickson Concepts International Ltd..................   Hong Kong           1,374,000          299,465
Giordano International Ltd..........................   Hong Kong           6,534,000        2,785,327
                                                                                          -----------
                                                                                            4,304,538
                                                                                          -----------

TRADING COMPANIES & DISTRIBUTORS 1.9%
Danske Traelast AS..................................    Denmark               57,900          665,288
Imtech NV...........................................  Netherlands             32,650          601,389
                                                                                          -----------
                                                                                            1,266,677
                                                                                          -----------

*TRANSPORTATION INFRASTRUCTURE 1.0%
Grupo Aeroportuario Del Sureste SA de CV, ADR.......     Mexico               54,310          668,013
                                                                                          -----------

*WIRELESS TELECOMMUNICATION SERVICES .7%
Millicom International Cellular SA..................   Luxembourg             40,000          442,000
                                                                                          -----------

TOTAL COMMON STOCKS (COST $63,293,389)..............                                       61,947,154
                                                                                          -----------

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (CONT.)

TEMPLETON FOREIGN SMALLER COMPANIES FUND                COUNTRY              SHARES          VALUE
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 2.7%
Hugo Boss AG, pfd. .................................    Germany               72,100      $ 1,267,635
Telemig Celular Participacoes SA, ADR, pfd. ........     Brazil               23,728          568,760
                                                                                          -----------
TOTAL PREFERRED STOCKS (COST $1,698,918)............                                        1,836,395
                                                                                          -----------

                                                                           PRINCIPAL
                                                                            AMOUNT
                                                                          ----------
SHORT TERM INVESTMENTS (COST $2,253,983) 3.4%
U.S. Treasury Bills, 2.110% to 2.335%, with
  maturities to 12/13/01............................ United States        $2,260,000        2,254,648
                                                                                          -----------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
  (COST $67,246,290)................................                                       66,038,197
                                                                                          -----------

(a) REPURCHASE AGREEMENT (COST $691,000) 1.0%
Paribas Corp., 2.61%, 11/1/01
    (Maturity Value $691,050)
    Collateralized by U.S. Treasury Bills,
    Notes and Bonds, and U.S.
    Government Agency Securities.................... United States           691,000          691,000
                                                                                          -----------
TOTAL INVESTMENTS (COST $67,937,290) 99.1%..........                                       66,729,197
OTHER ASSETS, LESS LIABILITIES .9%..................                                          594,500
                                                                                          -----------
TOTAL NET ASSETS 100.0%.............................                                      $67,323,697
                                                                                          ===========

(*)  Non-income producing securities.

(a) At October 31, 2001, all repurchase agreements held by the fund had been entered into on the last business day of the month.


                       See notes to financial statements.                     29

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights


TEMPLETON PACIFIC GROWTH FUND

                                                                                       CLASS A
                                                   -------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                   -------------------------------------------------------------------------------
                                                      2001             2000             1999             1998             1997
                                                   -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year...............  $    8.33        $   10.20        $    7.83        $   10.88        $   14.50
                                                   -------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)................       (.01)             .03              .01              .13              .14
  Net realized and unrealized gains (losses).....      (2.65)           (1.90)            2.42            (2.98)           (3.65)
                                                   -------------------------------------------------------------------------------
Total from investment operations.................      (2.66)           (1.87)            2.43            (2.85)           (3.51)
                                                   -------------------------------------------------------------------------------
Less distributions from:
  Net investment income..........................       (.04)              --             (.06)            (.13)            (.11)
  Net realized gains.............................         --               --               --             (.07)              --
                                                   -------------------------------------------------------------------------------
Total distributions..............................       (.04)              --             (.06)            (.20)            (.11)
                                                   -------------------------------------------------------------------------------
Net asset value, end of year.....................  $    5.63        $    8.33        $   10.20        $    7.83        $   10.88
                                                   ===============================================================================

Total return(b)..................................     (32.11)%         (18.33)%          31.23%          (26.37)%         (24.42)%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)..................  $  19,049        $  59,292        $  73,160        $  42,200        $  40,958
Ratios to average net assets:
  Expenses.......................................       2.27%            1.81%            1.92%            1.90%            1.63%
  Net investment income (loss)...................       (.16)%            .31%             .10%            1.43%             .97%
Portfolio turnover rate..........................      65.33%           36.56%           39.33%           19.61%           24.79%


(a) Based on average weighted shares outstanding effective year ended October 31, 1999.

(b)  Total return does not reflect sales commissions.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights (continued)



TEMPLETON PACIFIC GROWTH FUND (CONT.)

                                                                                         CLASS C
                                                 -----------------------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                 -----------------------------------------------------------------------------------
                                                    2001             2000             1999             1998              1997(c)
                                                 -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year.............. $    8.21        $   10.15        $    7.80        $   10.81          $   15.10
                                                 -----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)...............      (.06)            (.05)            (.07)             .08                .05
  Net realized and unrealized gains (losses)....     (2.61)           (1.89)            2.45            (2.92)             (4.31)
                                                 -----------------------------------------------------------------------------------
Total from investment operations................     (2.67)           (1.94)            2.38            (2.84)             (4.26)
                                                 -----------------------------------------------------------------------------------
Less distributions from:
  Net investment income.........................        --               --             (.03)            (.10)              (.03)
  Net realized gains............................        --               --               --             (.07)                --
                                                 -----------------------------------------------------------------------------------
Total distributions.............................        --               --             (.03)            (.17)              (.03)
                                                 -----------------------------------------------------------------------------------
Net asset value, end of year.................... $    5.54        $    8.21        $   10.15        $    7.80          $   10.81
                                                 ===================================================================================

Total return(b).................................    (32.52)%         (19.11)%          30.61%          (26.47)%           (28.28)%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)................. $   4,472        $   7,605        $  11,925        $   6,183          $   2,307
Ratios to average net assets:
  Expenses......................................      3.05%            2.60%            2.70%            2.63%              2.48%(d)
  Net investment income (loss)..................      (.92)%           (.51)%           (.71)%            .67%               .93%(d)
Portfolio turnover rate.........................     65.33%           36.56%           39.33%           19.61%             24.79%

(a) Based on average weighted shares outstanding effective year ended October 31, 1999.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.

(c)    For the period January 2, 1997 (effective date) to October 31, 1997.

(d)    Annualized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Highlights (continued)



TEMPLETON PACIFIC GROWTH FUND (CONT.)

                                                                              ADVISOR CLASS
                                                  ----------------------------------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------------
                                                     2001            2000            1999           1998           1997(d)
                                                  ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)

Net asset value, beginning of year............... $    8.44       $   10.31       $    7.88      $   10.88       $   15.10
                                                  ----------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a).......................     --(c)             .04             .04            .15             .12
  Net realized and unrealized gains (losses).....     (2.66)          (1.91)           2.46          (2.93)          (4.30)
                                                  ----------------------------------------------------------------------------
Total from investment operations.................     (2.66)          (1.87)           2.50          (2.78)          (4.18)
                                                  ----------------------------------------------------------------------------
Less distributions from:
  Net investment income..........................      (.07)             --            (.07)          (.15)           (.04)
  Net realized gains.............................        --              --              --           (.07)             --
                                                  ----------------------------------------------------------------------------
Total distributions..............................      (.07)             --            (.07)          (.22)           (.04)
                                                  ----------------------------------------------------------------------------
Net asset value, end of year..................... $    5.71       $    8.44       $   10.31      $    7.88       $   10.88
                                                  ============================================================================

Total return(b)..................................    (31.79)%        (18.14)%         32.15%        (25.68)%        (27.74)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).................. $     715       $   1,286       $   7,252      $   1,454       $   1,357
Ratios to average net assets:
  Expenses.......................................      2.06%           1.61%           1.71%          1.62%           1.48%(e)
  Net investment income..........................       .05%            .33%            .40%          1.78%           1.55%(e)
Portfolio turnover rate..........................     65.33%          36.56%          39.33%         19.61%          24.79%

(a) Based on average weighted shares outstanding effective year ended October 31, 1999.

(b)    Total return is not annualized.

(c)    Actual net investment income per share was $.003.

(d)    For the period January 2, 1997 (effective date) to October 31, 1997.

(e)    Annualized.


32                     See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001

TEMPLETON PACIFIC GROWTH FUND                         COUNTRY           SHARES           VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCKS 99.9%
BANKS 10.9%
Australia & New Zealand Banking Group Ltd. .......   Australia            75,060      $   675,694
HSBC Holdings PLC ................................   Hong Kong            96,320        1,043,467
Oversea Chinese Banking Corp. Ltd. ...............   Singapore           100,000          575,579
Westpac Banking Corp. Ltd. .......................   Australia            46,350          346,145
                                                                                      -----------
                                                                                        2,640,885
                                                                                      -----------

BUILDING PRODUCTS 1.0%
Toto Ltd. ........................................     Japan              48,000          239,206
                                                                                      -----------

COMPUTERS & PERIPHERALS 3.3%
NEC Corp. ........................................     Japan              56,000          507,822
Toshiba Corp. ....................................     Japan              76,000          281,263
                                                                                      -----------
                                                                                          789,085
                                                                                      -----------

CONSTRUCTION & ENGINEERING 2.0%
Kurita Water Industries Ltd. .....................     Japan              43,000          479,163
                                                                                      -----------

CONSTRUCTION MATERIALS 3.6%
Cheung Kong Infrastructure Holdings Ltd. .........   Hong Kong           223,000          363,090
Gujarat Ambuja Cements Ltd., GDR, Reg S ..........     India             160,720          510,286
                                                                                      -----------
                                                                                          873,376
                                                                                      -----------

DIVERSIFIED FINANCIALS 5.5%
Acom Co. Ltd. ....................................     Japan               6,000          500,960
Nomura Holdings Inc. .............................     Japan              64,000          841,796
                                                                                      -----------
                                                                                        1,342,756
                                                                                      -----------

DIVERSIFIED TELECOMMUNICATION SERVICES 9.5%
Asia Satellite Telecommunications Holdings Ltd. ..   Hong Kong           210,500          268,522
Korea Telecom Corp., ADR .........................  South Korea           31,250          651,250
Nippon Telegraph & Telephone Corp. ...............     Japan                 216          889,375
Telecom Corp. of New Zealand Ltd. ................  New Zealand          262,890          502,575
                                                                                      -----------
                                                                                        2,311,722
                                                                                      -----------

ELECTRIC UTILITIES 5.0%
CLP Holdings Ltd. ................................   Hong Kong            87,100          328,858
Korea Electric Power Corp. .......................  South Korea           55,610          876,019
                                                                                      -----------
 ..................................................                                      1,204,877
                                                                                      -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS 5.1%
Dae Duck Electronics Co. Ltd. ....................  South Korea           91,300          676,114
Hitachi Ltd. .....................................     Japan              83,200          567,559
                                                                                      -----------
                                                                                        1,243,673
                                                                                      -----------

GAS UTILITIES 2.6%
Gas Authority of India Ltd., GDR, 144A ...........     India              86,940          639,009
                                                                                      -----------

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (CONT.)

TEMPLETON PACIFIC GROWTH FUND                         COUNTRY           SHARES           VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HOUSEHOLD DURABLES 4.0%
Matsushita Electric Industrial Co. Ltd. .........      Japan              31,000      $   367,224
Sangetsu Co. Ltd. ...............................      Japan              27,000          390,425
Sony Corp. ......................................      Japan               5,400          204,256
                                                                                      -----------
                                                                                          961,905
                                                                                      -----------

INDUSTRIAL CONGLOMERATES 1.9%
Hutchison Whampoa Ltd. ..........................    Hong Kong            58,000          470,321
                                                                                      -----------

INSURANCE 2.0%
Yasuda Fire & Marine Insurance Co. Ltd. .........      Japan              66,000          473,950
                                                                                      -----------

MACHINERY 2.9%
Komatsu Ltd. ....................................      Japan             234,000          714,971
                                                                                      -----------

MEDIA 1.8%
South China Morning Post Holdings Ltd. ..........    Hong Kong           819,000          433,125
                                                                                      -----------

METALS & MINING 7.6%
BHP Billiton Ltd. ...............................    Australia           200,314          902,629
Pohang Iron & Steel Co. Ltd. ....................   South Korea            9,320          640,525
WMC Ltd. ........................................    Australia            61,470          289,395
                                                                                      -----------
                                                                                        1,832,549
                                                                                      -----------

MULTILINE RETAIL 1.4%
Takashimaya Co. Ltd. ............................      Japan              47,551          334,087
                                                                                      -----------

OIL & GAS 1.8%
CNOOC Ltd. ......................................      China             170,000          166,731
Woodside Petroleum Ltd...........................    Australia            38,500          268,968
                                                                                      -----------
                                                                                          435,699
                                                                                      -----------

PAPER & FOREST PRODUCTS 1.3%
Hung Hing Printing Group Ltd. ...................    Hong Kong           848,000          323,436
                                                                                      -----------

PHARMACEUTICALS 4.1%
Ono Pharmaceutical Co. Ltd. .....................      Japan              31,000          987,705
                                                                                      -----------

REAL ESTATE 8.0%
Amoy Properties Ltd. ............................    Hong Kong           928,500          964,212
Cheung Kong Holdings Ltd. .......................    Hong Kong            29,300          247,923
New World Development Co. Ltd. ..................    Hong Kong           450,664          309,109
Sun Hung Kai Properties Ltd. ....................    Hong Kong            70,000          428,974
                                                                                      -----------
                                                                                        1,950,218
                                                                                      -----------

ROAD & RAIL 3.2%
East Japan Railway Co. ..........................      Japan                 134          780,540
                                                                                      -----------

SEMICONDUCTOR EQUIPMENT & PRODUCTS 5.2%
Samsung Electronics Co. Ltd. ....................   South Korea            9,330        1,250,004
                                                                                      -----------

SPECIALTY RETAIL 2.0%
Giordano International Ltd. .....................    Hong Kong         1,124,000          479,141
                                                                                      -----------

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS, OCTOBER 31, 2001 (CONT.)


TEMPLETON PACIFIC GROWTH FUND                         COUNTRY           SHARES           VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TRADING COMPANIES & DISTRIBUTORS 2.3%
Mitsubishi Corp. ...............................       Japan              72,000      $   551,742
                                                                                      -----------

*WIRELESS TELECOMMUNICATION SERVICES 1.9%
China Mobile (Hong Kong) Ltd. ..................       China             156,000          473,000
                                                                                      -----------
TOTAL COMMON STOCKS (COST $29,722,335) ..........                                      24,216,145
OTHER ASSETS, LESS LIABILITIES .1% ..............                                          20,568
                                                                                      -----------
TOTAL NET ASSETS 100.0% .........................                                     $24,236,713
                                                                                      ===========

*Non-income producing securities


                       See notes to financial statements.                     35

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2001


                                                                   TEMPLETON        TEMPLETON
                                                                 FOREIGN SMALLER     PACIFIC
                                                                COMPANIES FUND    GROWTH FUND
                                                                ------------------------------
Assets:
 Investments in securities:
  Cost . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 67,937,290      $ 29,722,335
                                                                ------------------------------
  Value . . . . . . . . . . . . . . . . . . . . . . . . . .       66,729,197        24,216,145
 Cash . . . . . . . . . . . . . . . . . . . . . . . . . . .              249           974,904
 Receivables:
  Investment securities sold . . . . . . . . . . . . . . . .         508,234            21,412
  Beneficial shares sold . . . . . . . . . . . . . . . . . .         536,672           368,241
  Dividends and interest . . . . . . . . . . . . . . . . . .         282,309            33,293
                                                                ------------------------------
    Total assets . . . . . . . . . . . . . . . . . . . . . .      68,056,661        25,613,995
                                                                ------------------------------
Liabilities:
 Payables:
  Investment securities purchased . . . . . . . . . . . . . .        300,386                --
  Beneficial shares redeemed . . . . . . . . . . . . . . . .          65,934         1,257,790
  To affiliates . . . . . . . . . . . . . . . . . . . . . . .        130,920            73,354
  To shareholders . . . . . . . . . . . . . . . . . . . . . .         65,986             8,565
 Deferred tax liability (Note 1f) . . . . . . . . . . . . .          119,789                --
 Accrued expenses . . . . . . . . . . . . . . . . . . . . .           49,949            37,573
                                                                ------------      ------------
     Total liabilities . . . . . . . . . . . . . . . . . . .         732,964         1,377,282
                                                                ------------------------------
Net assets, at value . . . . . . . . . . . . . . . . . . .      $ 67,323,697      $ 24,236,713
                                                                ==============================
Net assets consist of:
  Undistributed net investment income . . . . . . . . . . . .   $     33,665      $         --
  Net unrealized depreciation . . . . . . . . . . . . . . . .     (1,322,331)       (5,507,206)
  Accumulated net realized loss . . . . . . . . . . . . . . .     (5,121,448)      (14,229,966)
  Beneficial shares . . . . . . . . . . . . . . . . . . . . .     73,733,811        43,973,885
                                                                ------------------------------
Net assets, at value . . . . . . . . . . . . . . . . . . .      $ 67,323,697      $ 24,236,713
                                                                ==============================




                       See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
OCTOBER 31, 2001

                                                                                    TEMPLETON       TEMPLETON
                                                                                 FOREIGN SMALLER     PACIFIC
                                                                                 COMPANIES FUND     GROWTH FUND
                                                                                -------------------------------
CLASS A:
 Net assets, at value    . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $60,579,114     $ 19,049,360
                                                                                -------------------------------
 Shares outstanding      . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5,088,284        3,382,246
                                                                                -------------------------------
 Net asset value per share . . . . . . . . . . . . . . . . . . . . . . . . . . .       $11.91            $5.63
                                                                                -------------------------------
 Maximum offering price per share (Net asset value per share / 94.25%) . . . . .       $12.64            $5.97
                                                                                -------------------------------
CLASS B:
 Net assets, at value    . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   550,410
                                                                                ---------------
 Shares outstanding      . . . . . . . . . . . . . . . . . . . . . . . . . . . .       46,769
                                                                                ---------------
 Net asset value and maximum offering price per share* . . . . . . . . . . . . .       $11.77
                                                                                ---------------
CLASS C:
 Net assets, at value    . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,135,363    $  4,472,021
                                                                                -------------------------------
 Shares outstanding      . . . . . . . . . . . . . . . . . . . . . . . . . . . .       96,035         807,199
                                                                                -------------------------------
 Net asset value per share* . . . . . . . . . . . . . . . . . . . . . . . . . .        $11.82           $5.54
                                                                                -------------------------------
 Maximum offering price per share (Net asset value per share / 99.00%) . . . . .       $11.94           $5.60
                                                                                -------------------------------
ADVISOR CLASS:
 Net assets, at value    . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 5,058,810    $    715,332
                                                                                -------------------------------
 Shares outstanding      . . . . . . . . . . . . . . . . . . . . . . . . . . . .      424,443         125,292
                                                                                -------------------------------
 Net asset value and maximum offering price per share . . . . . . . . . . . . .        $11.92           $5.71
                                                                                -------------------------------



* Redemption price per share is equal to net asset value less any applicable sales charge.

                       See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2001

                                                                                                       TEMPLETON     TEMPLETON
                                                                                                   FOREIGN SMALLER    PACIFIC
                                                                                                   COMPANIES FUND   GROWTH FUND
                                                                                                  ------------------------------
Investment Income:
 Dividends* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $   2,607,466      $  569,350
 Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       155,247         183,283
                                                                                                  ------------------------------
    Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,762,713         752,633
                                                                                                  ------------------------------
Expenses:
 Management fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       873,074         356,447
 Distribution fees (Note 3)
  Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       166,294          60,994
  Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,455              --
  Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,406          58,281
 Transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       245,700         218,300
 Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        37,900          24,900
 Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,200             500
 Registration and filing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        83,600          93,100
 Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,578          37,210
 Trustees' fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,100           2,600
 Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             --             554
                                                                                                  ------------------------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,457,307         852,886
                                                                                                  ------------------------------
      Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,305,406        (100,253)
                                                                                                  ------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments** . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (5,102,200)     (8,403,525)
  Foreign currency transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (129,476)          4,086
                                                                                                  ------------------------------
      Net realized loss . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (5,231,676)     (8,399,439)
Net unrealized appreciation (depreciation) on:
 Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (5,783,798)     (1,647,886)
 Translation of assets and liabilities denominated in foreign currencies . . . . . . . . . . . .          5,551          (1,016)
 Deferred taxes (Note 1f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (119,789)             --
                                                                                                  ------------------------------
      Net unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (5,898,036)     (1,648,902)
                                                                                                  ------------------------------
Net realized and unrealized loss . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (11,129,712)    (10,048,341)
                                                                                                  ------------------------------
Net decrease in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . .  $  (9,824,306)   $(10,148,594)
                                                                                                  ==============================


* Net of foreign taxes of $346,063 and $54,630 for the Foreign Smaller Companies Fund and Pacific Growth Fund, respectively.

**   Net of foreign taxes of $1,310 for the Foreign Smaller Companies Fund.


                       See notes to financial statements.

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2001 AND 2000

                                                                          TEMPLETON                         TEMPLETON
                                                                 FOREIGN SMALLER COMPANIES FUND        PACIFIC GROWTH FUND
                                                                 --------------------------------------------------------------
                                                                       2001           2000              2001           2000
                                                                 --------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) . . . . . . . . . . . . . . .     $  1,305,406    $   2,308,003      $  (100,253)    $  146,187
  Net realized gain (loss) from investments and foreign
   currency transactions . . . . . . . . . . . . . . . . . . .     (5,231,676)      14,548,513       (8,399,439)       770,198
  Net unrealized depreciation on investments, translation
   of assets and liabilities denominated in foreign
   currencies, and deferred taxes . . . . . . . . . . . . . .      (5,898,036)     (11,824,278)      (1,648,902)    (4,169,015)
                                                                 --------------------------------------------------------------
       Net increase (decrease) in net assets resulting from
         operations . . . . . . . . . . . . . . . . . . . . .      (9,824,306)       5,032,238      (10,148,594)    (3,252,630)
Distributions to shareholders from:
 Net investment income:
  Class A . . . . . . . . . . . . . . . . . . . . . . . . . .      (2,705,684)      (1,763,733)        (143,380)            --
  Class B . . . . . . . . . . . . . . . . . . . . . . . . . .         (12,935)          (4,990)              --             --
  Class C . . . . . . . . . . . . . . . . . . . . . . . . . .         (23,081)          (9,121)              --             --
  Advisor Class . . . . . . . . . . . . . . . . . . . . . . .        (270,262)        (212,793)          (7,888)            --
 Net realized gains:
  Class A . . . . . . . . . . . . . . . . . . . . . . . . . .        (540,757)              --               --             --
  Class B . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,172)              --               --             --
  Class C . . . . . . . . . . . . . . . . . . . . . . . . . .          (5,757)              --               --             --
  Advisor Class . . . . . . . . . . . . . . . . . . . . . . .         (50,736)              --               --             --
                                                                 --------------------------------------------------------------
 Total distributions to shareholders . . . . . . . . . . . .       (3,612,384)      (1,990,637)        (151,268)            --
 Beneficial share transactions (Note 2):
  Class A . . . . . . . . . . . . . . . . . . . . . . . . . .     (26,659,595)      (6,646,240)     (32,262,230)   (11,738,363)
  Class B . . . . . . . . . . . . . . . . . . . . . . . . . .         174,839          297,472               --             --
  Class C . . . . . . . . . . . . . . . . . . . . . . . . . .         438,718          285,857       (1,133,684)    (2,777,205)
  Advisor Class . . . . . . . . . . . . . . . . . . . . . . .      (4,456,859)         928,319         (250,494)    (6,385,974)
                                                                 --------------------------------------------------------------
 Total beneficial share transactions . . . . . . . . . . . .      (30,502,897)      (5,134,592)     (33,646,408)   (20,901,542)
       Net decrease in net assets . . . . . . . . . . . . . .     (43,939,587)      (2,092,991)     (43,946,270)   (24,154,172)
 Net assets:
  Beginning of year . . . . . . . . . . . . . . . . . . . . .     111,263,284      113,356,275       68,182,983     92,337,155
                                                                 --------------------------------------------------------------
  End of year . . . . . . . . . . . . . . . . . . . . . . . .   $  67,323,697     $111,263,284     $ 24,236,713   $ 68,182,983
                                                                 ==============================================================
 Undistributed net investment income included in net assets:
  End of year . . . . . . . . . . . . . . . . . . . . . . . .   $      33,665     $  1,871,318     $         --     $  150,046
                                                                 ==============================================================



                       See notes to financial statements.

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
Notes to Financial Statements

1.  SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two Funds. The Funds and their investment policies are:

Templeton Foreign Smaller Companies Fund--Seeks to achieve long-term capital growth by investing, under normal market conditions, at least 65% of its total assets in equity securities of smaller capitalization companies outside the United States.

Templeton Pacific Growth Fund--Seeks to achieve long-term capital growth by investing, under normal market conditions, at least 65% of its total assets in equity securities that trade on Pacific Rim markets as defined in the Fund's prospectus, and are issued by companies that have their principal activities in the Pacific Rim.

The following summarizes the Funds' significant accounting policies.

a.  SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b.  FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.  FOREIGN CURRENCY CONTRACTS

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
Notes to Financial Statements (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d.   INCOME TAXES

No provisions has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

e.  SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Funds. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

f.  DEFERRED TAXES

Deferred taxes are recorded for estimated tax liabilities inherent in each Fund's portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

g.  ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.


FUND                                            CLASS
-----------------------------------------------------------------
Templeton Foreign Smaller Companies Fund        A, B, C & Advisor
Templeton Pacific Growth Fund                   A, C & Advisor

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
Notes to Financial Statements (continued)

2.  BENEFICIAL SHARES (CONT.)

At October 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                                                           TEMPLETON                         TEMPLETON
                                                                    FOREIGN SMALLER COMPANIES FUND     PACIFIC GROWTH FUND
                                                                    --------------------------------------------------------------
                                                                        SHARES        AMOUNT          SHARES            AMOUNT
                                                                    --------------------------------------------------------------
CLASS A SHARES:
Year Ended October 31, 2001
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14,786,972    $ 207,894,404      34,231,813     $ 246,981,965
Shares issued on reinvestment of distributions . . . . . . . . . .     201,279        2,823,982          16,243           126,858
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . .  (16,778,030)    (237,377,981)    (37,986,108)     (279,371,053)
                                                                    --------------------------------------------------------------
Net decrease . . . . . . . . . . . . . . . . . . . . . . . . . . .  (1,789,779)   $ (26,659,595)     (3,738,052)    $ (32,262,230)
                                                                    ==============================================================
Year Ended October 31, 2000
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . .   40,601,117    $ 629,952,891      82,695,936     $ 824,492,810
Shares issued on reinvestment of distributions . . . . . . . . . .     103,437        1,558,181              --                --
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . .  (40,943,186)    (638,157,312)    (82,745,286)     (836,231,173)
                                                                    --------------------------------------------------------------
Net decrease . . . . . . . . . . . . . . . . . . . . . . . . . . .    (238,632)    $ (6,646,240)        (49,350)    $ (11,738,363)
                                                                    ==============================================================
CLASS B SHARES:
Year Ended October 31, 2001
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . .    17,653         $ 236,165
Shares issued on reinvestment of distributions  . . . . . . . . . . . . . 986            13,755
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . .    (5,605)          (75,081)
                                                                    -----------------------------
Net increase . . . . . . . . . . . . . . . . . . . . . . . . . . .     13,034         $ 174,839
                                                                    =============================
Year Ended October 31, 2000
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . .    24,753         $ 373,853
Shares issued on reinvestment of distributions . . . . . . . . . .        289             4,348
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . .    (5,288)          (80,729)
                                                                    -----------------------------
Net increase . . . . . . . . . . . . . . . . . . . . . . . . . . .     19,754         $ 297,472
                                                                    =============================
CLASS C SHARES:
Year Ended October 31, 2001
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . .   239,058       $ 3,355,990       3,848,008      $ 25,553,076
Shares issued on reinvestment of distributions. . . . . . . . . . .     1,761            24,647              --                --
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . .  (207,201)       (2,941,919)     (3,967,277)      (26,686,760)
                                                                    --------------------------------------------------------------
Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . .    33,618         $ 438,718        (119,269)     $ (1,133,684)
                                                                    ==============================================================
Year Ended October 31, 2000
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . .   469,911       $ 7,278,245       3,068,804      $ 31,768,714
Shares issued on reinvestment of distributions  . . . . . . . . . .       537             8,095              --               --
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . .  (451,942)       (7,000,483)     (3,317,099)      (34,545,919)
                                                                    --------------------------------------------------------------
Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . .    18,506         $ 285,857        (248,295)     $ (2,777,205)
                                                                    ==============================================================

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                             TEMPLETON                          TEMPLETON
                                                                    FOREIGN SMALLER COMPANIES FUND         PACIFIC GROWTH FUND
                                                                    --------------------------------------------------------------
                                                                        SHARES           AMOUNT        SHARES            AMOUNT
                                                                    --------------------------------------------------------------
ADVISOR CLASS SHARES:
Year Ended October 31, 2001
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . .           108,700      $  1,491,495        447,221      $  3,242,002
Shares issued on reinvestment of distributions         . . . .           19,539           274,206          1,000             7,888
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . .          (445,073)       (6,222,560)      (475,279)       (3,500,384)
                                                                    --------------------------------------------------------------
Net decrease . . . . . . . . . . . . . . . . . . . . . . . . .         (316,834)     $ (4,456,859)       (27,058)      $  (250,494)
                                                                    ==============================================================
Year Ended October 31, 2000
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . .         315,759      $  4,931,871      1,466,324      $ 14,980,018
Shares issued on reinvestment of distributions         . . . .           12,803           192,583             --                --
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . .        (268,275)       (4,196,135)    (2,017,062)      (21,365,992)
                                                                    --------------------------------------------------------------
Net increase (decrease) . . . . . . . . . . . . . . . . . . . .          60,287      $    928,319       (550,738)     $ (6,385,974)
                                                                    ==============================================================

3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the
Funds' investment manager, principal underwriter, and transfer agent, respectively.

The Funds pay an investment management fee to Advisers based on the average daily net assets of each Fund as follows:


ANNUALIZED
FEE RATE       AVERAGE DAILY NET ASSETS
------------------------------------------------------------------
1.00%          First $100 million
0.90%          Over $100 million, up to and including $250 million
0.80%          Over $250 million, up to and including $500 million
0.75%          Over $500 million

Under a subadvisory agreement, Templeton Investment Counsel, LLC (TIC) provides subadvisory services to the Templeton Foreign Smaller Companies Fund and receives from Advisers fees based on the average daily net assets of the Fund. Under an agreement with TIC, Templeton Asset Management Ltd. (TAML) provides subadvisory services to TIC and receives from TIC fees based on the average daily net assets of the Fund.

Under a subadvisory agreement, TAML provides subadvisory services to the Templeton Pacific Growth Fund and receives from Advisers fees based on the average daily net assets of the Fund.

Templeton Foreign Smaller Companies Fund reimburses Distributors for costs incurred in marketing the fund's shares up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Templeton Pacific Growth Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25% and 1.00% per year of the average daily net assets of Class A and Class C shares, respectively.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Notes to Financial Statements (continued)

3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

Distributors paid net commissions on sales of each Fund's shares and received contingent deferred sales charges for the year ended October 31, 2001 as follows:

                                 TEMPLETON        TEMPLETON
                              FOREIGN SMALLER      PACIFIC
                              COMPANIES FUND     GROWTH FUND
                              -------------------------------
Total commissions paid  . . .    $106,099        $114,944
Contingent deferred
 sales charges . . . . . . . .   $ 67,942        $ 15,452

4. INCOME TAXES

The cost of securities for income tax purposes is $69,023,321 for Templeton Foreign Smaller Companies Fund and $29,744,975 for Templeton Pacific Growth Fund. At October 31, 2001, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

                                 TEMPLETON      TEMPLETON
                              FOREIGN SMALLER    PACIFIC
                              COMPANIES FUND   GROWTH FUND
                              ----------------------------
Unrealized appreciation . . . $ 10,349,941    $   826,557
Unrealized depreciation . . .  (12,644,065)    (6,355,387)
                              ------------ --------------
Net unrealized depreciation . $ (2,294,124)   $(5,528,830)
                              ----------------------------

Net investment income and net realized losses differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, and foreign currency transactions.

At October 31, 2001, the Funds had tax basis capital losses which may be carried over to offset future capital gains as follows:

                                 TEMPLETON             TEMPLETON
                               FOREIGN SMALLER          PACIFIC
                               COMPANIES FUND         GROWTH FUND
                              -------------------------------------
Capital loss carryovers
expiring in:
  2006       . . . . . . . . . . $       --           $ 5,811,328
  2009       . . . . . . . . . . $5,100,890           $ 8,395,998
                              -------------------------------------
                                 $5,100,890           $14,207,326
                              =====================================

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Notes to Financial Statements (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2001 were as follows:

                                 TEMPLETON           TEMPLETON
                              FOREIGN SMALLER         PACIFIC
                              COMPANIES FUND        GROWTH FUND
                              ----------------------------------
Purchases    . . . . . . . .  $24,052,848           $20,746,781
Sales . . . . . . . . . . . . $44,631,627           $30,722,340

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF FRANKLIN TEMPLETON INTERNATIONAL TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting the Franklin Templeton International Trust (hereafter referred to as the "Trust") at October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 21, 2001

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
Tax Designation

TEMPLETON FOREIGN SMALLER COMPANIES FUND

At October 31, 2001, more than 50% of the Templeton Foreign Smaller Companies Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund to Class A, Class B, Class C, and Advisor Class shareholders of record on December 13, 2001.

                                CLASS A                   CLASS B                        CLASS C               ADVISOR CLASS
                        ------------------------------------------------------------------------------------------------------------
                         FOREIGN      FOREIGN        FOREIGN     FOREIGN           FOREIGN      FOREIGN      FOREIGN     FOREIGN
                         TAX PAID  SOURCE INCOME     TAX PAID  SOURCE INCOME       TAX PAID  SOURCE INCOME   TAX PAID  SOURCE INCOME
COUNTRY                 PER SHARE   PER SHARE       PER SHARE    PER SHARE        PER SHARE    PER SHARE    PER SHARE   PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
Australia . . . . . .   $ 0.0014     $ 0.0053         $ 0.0014    $ 0.0037         $ 0.0014    $ 0.0040      $ 0.0014   $ 0.0059
Austria . . . . . . . .   0.0007       0.0026           0.0007      0.0019           0.0007      0.0020        0.0007     0.0029
Bermuda . . . . . . . .   0.0000       0.0172           0.0000      0.0120           0.0000      0.0130        0.0000     0.0191
Brazil . . . . . . . . .  0.0008       0.0035           0.0008      0.0024           0.0008      0.0027        0.0008     0.0039
Canada . . . . . . . . .  0.0063       0.0223           0.0063      0.0157           0.0063      0.0169        0.0063     0.0248
Denmark . . . . . . . .   0.0010       0.0036           0.0010      0.0025           0.0010      0.0027        0.0010     0.0040
Finland . . . . . . . .   0.0035       0.0123           0.0035      0.0087           0.0035      0.0094        0.0035     0.0137
France . . . . . . . . .  0.0003       0.0007           0.0003      0.0005           0.0003      0.0005        0.0003     0.0007
Germany . . . . . . . .   0.0020       0.0110           0.0020      0.0077           0.0020      0.0084        0.0020     0.0123
Hong Kong . . . . . . .   0.0000       0.0401           0.0000      0.0281           0.0000      0.0304        0.0000     0.0446
India . . . . . . . . .   0.0002       0.0141           0.0002      0.0099           0.0002      0.0107        0.0002     0.0157
Japan . . . . . . . . .   0.0013       0.0046           0.0013      0.0032           0.0013      0.0035        0.0013     0.0051
South Korea . . . . . .   0.0008       0.0026           0.0008      0.0018           0.0008      0.0020        0.0008     0.0029
Mexico . . . . . . . . .  0.0007       0.0049           0.0007      0.0035           0.0007      0.0037        0.0007     0.0054
Netherlands . . . . . .   0.0119       0.0448           0.0119      0.0314           0.0119      0.0339        0.0119     0.0498
Norway . . . . . . . . .  0.0000       0.0016           0.0000      0.0011           0.0000      0.0012        0.0000     0.0018
Portugal . . . . . . . .  0.0012       0.0031           0.0012      0.0021           0.0012      0.0023        0.0012     0.0034
Spain . . . . . . . . .   0.0024       0.0089           0.0024      0.0062           0.0024      0.0067        0.0024     0.0099
Sweden . . . . . . . . .  0.0012       0.0042           0.0012      0.0030           0.0012      0.0032        0.0012     0.0047
Switzerland . . . . . .   0.0134       0.0049           0.0134      0.0034           0.0134      0.0037        0.0134     0.0054
United Kingdom . . . . .  0.0118       0.0666           0.0118      0.0468           0.0118      0.0506        0.0118     0.0743
                        ------------------------------------------------------------------------------------------------------------
Total . . . . . . . . .  $0.0609      $0.2789          $0.0609     $0.1956          $0.0609     $0.2115       $0.0609    $0.3103
                        ------------------------------------------------------------------------------------------------------------

In January 2002, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2001. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

                      This page intentionally left blank.














SHAREHOLDER  LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Templeton Global Long-Short Fund seeks capital appreciation in up and down (bull and bear) markets with less volatility than the overall global stock market through a combination of long and short positions of companies located throughout the world.
--------------------------------------------------------------------------------

We are pleased to bring you this inaugural annual report for Templeton Global Long-Short Fund covering the period from the Fund's inception on July 31, 2001, through October 31,2001. The Fund was managed privately from July 31, 2001,until October 15, 2001, when it became open to the public. The Fund closed to new investors on November 30, 2001.

The Fund's investment philosophy is that a combination of long and short equity positions can provide positive returns in either up or down markets, and reduce overall volatility. When the Fund takes a long position it purchases a stock outright. When the Fund takes a short position, it sells a stock it does not own at the current market price and delivers to the buyer the stock that it has borrowed. The Fund then buys back the stock in the open market at some future date.

We do not attempt to time the direction of equity markets. Instead, we shift the portfolio's net exposure (the value of securities held long less the value of securities held short) depending on which specific market opportunities -- long or short -- appear to be more attractive. The Fund will not target a market neutral strategy and will have a long-term


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 12.


CONTENTS


Shareholder Letter ......................................................      1

Performance Summary .....................................................      8

Financial Highlights &
Statement of Investments ................................................     10

Financial Statements ....................................................     15

Notes to
Financial Statements ....................................................     18

Independent
Auditors' Report ........................................................     22


FUND CATEGORY

[PYRAMID GRAPHIC]

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
10/31/01

REGION                                         % LONG        % SHORT       NET %
--------------------------------------------------------------------------------
Europe                                          23.3%         -5.9%        17.4%

Asia                                             5.3%          0.0%         5.3%

North America                                   13.0%        -10.0%         3.0%

Latin America                                    2.2%          0.0%         2.2%

Australia                                        1.4%          0.0%         1.4%

Short-Term Investments &
Other Net Assets                                70.7%          0.0%        70.7%


objective of 10%-30% net long. It will be able to use leverage up to 150% of gross exposure and will also be able to use derivatives in certain circumstances. As with other global Franklin Templeton funds, we will seek to diversify the Fund across market capitalization, country, sector and currency.

The Templeton organization has been picking stocks globally since 1954 using a disciplined investment process based on value investing. We define value as a stock trading at a substantial discount to its intrinsic, or normalized, earnings or cash flow. Our seasoned team of global sector analysts looks for stocks that have been temporarily mispriced by short-term emotional markets where there is an identifiable catalyst to move the stock higher. Simply put, we are looking for value with a catalyst. Within the Fund, we are now able to extend that disciplined investment process to stocks that we think have been incorrectly overvalued by the markets and where there is a catalyst for the stock to fall.

During the period under review, the U.S. economy slowed dramatically, evidenced by the annualized 1.1% contraction in gross domestic product (GDP) in third quarter 2001 and September's

PORTFOLIO BREAKDOWN
Based on Total Net Assets
10/31/01

                                              % OF TNA             # OF POSITIONS
--------------------------------------------------------------------------------
Long Equity Securities Net                     45.6%                     35

Short Equity Securities Net                    16.3%                     13
--------------------------------------------------------------------------------
TOTAL NET                                      29.3% (LONG)


decline in industrial production for the 12th consecutive month. The Federal Reserve Board responded by lowering interest rates nine times in 2001 as it sought to stimulate the economy. The European Central Bank (ECB) also cut interest rates, although at a slower pace than the U.S. Their delay was partially based on the assumption that the European economy would grow faster than that of the U.S.

Despite Japan's massive fiscal spending and a return to a zero interest-rate policy by its central bank, the country's structural problems remained. Consumers were concerned with underfunded pension liabilities. Companies, protected by over-regulation against competition and takeovers, continued to earn poor returns on their shareholders' capital. The banking sector was constrained by illiquid, non-performing loans and a capital base that is dependent on stock market returns, while the government's high debt levels restricted it from stimulating the economy via higher fiscal spending.

From its inception on July 31, 2001, through October 31, 2001, Templeton Global Long-Short Fund produced a +1.40% cumulative total return as shown in the Performance Summary beginning on page 8. The Fund outperformed its benchmark, the

INDUSTRY BREAKDOWN
Based on Total Net Assets
10/31/01

INDUSTRY                                      % LONG      % SHORT        NET %
--------------------------------------------------------------------------------
Diversified Telecommunication Services         6.3%        -0.9%         5.4%

Aerospace & Defense                            4.5%         0.0%         4.5%

Banks                                          3.9%         0.0%         3.9%

Oil & Gas                                      3.5%         0.0%         3.5%

Insurance                                      4.4%        -1.1%         3.3%

Chemicals                                      2.6%         0.0%         2.6%

Leisure Equipment & Products                   2.5%         0.0%         2.5%

Diversified Financials                         2.3%         0.0%         2.3%

Real Estate                                    1.5%         0.0%         1.5%

Food & Drug Retailing                          3.1%        -1.6%         1.5%

Food Products                                  1.4%         0.0%         1.4%

Industrial Conglomerates                       1.2%         0.0%         1.2%

Pharmaceuticals                                1.2%         0.0%         1.2%

Computers & Peripherals                        0.9%         0.0%         0.9%

Machinery                                      0.9%         0.0%         0.9%

Media                                          0.8%         0.0%         0.8%

Wireless Telecommunication Services            0.7%         0.0%         0.7%

Paper & Forest Products                        0.6%         0.0%         0.6%

Semiconductor Equipment & Products             1.1%        -0.7%         0.4%

Electric Utilities                             0.1%         0.0%         0.1%

Communications Equipment                       0.8%        -1.2%        -0.4%

Metals & Mining                                1.3%        -2.2%        -0.9%

Automobiles                                    0.0%        -1.4%        -1.4%

Household Durables                             0.0%        -1.6%        -1.6%

Specialty Retail                               0.0%        -1.6%        -1.6%

Multiline Retail                               0.0%        -1.7%        -1.7%

Hotels, Restaurants & Leisure                  0.0%        -2.3%        -2.3%

Morgan Stanley Capital International (MSCI(R)) World Index, which posted a -11.49% total return for the same period.(1)

Our U.S. long positions were concentrated in companies trading at discounts to the market's overall valuation, such as those with lower price-to-earnings (P/E) ratios than the Standard & Poor's 500(R) Composite Index (S&P 500(R)), where we had some degree of earnings predictability.(2) The Fund's holdings in Europe were also relatively defensive in nature. For example, Fund holding Unilever is a leading global, branded consumer products company; Akzo Nobel, the Dutch chemical company, derives 40% of profits from the relatively stable pharmaceutical sector; and U.K.-based aerospace and defense company BAE Systems has leading positions in many U.S. defense programs, which are seeing increased funding.

In Asia, the Fund's holdings included Cheung Kong Holdings and Chine Mobile, which we felt were attractive ways to invest in Asia's burgeoning telecommunications industry. In Japan, we were underweighted relative to our benchmark as we remained skeptical regarding the country's economic recovery and corporate restructuring. Consequently, the Fund's holdings in Japan were corporate restructuring stories like NEC, where earnings growth is reliant on actions taken by a shareholder-friendly management rather than dependent on slow-moving, political consensus.

On the short side, we focused on companies believed to have negative business fundamentals and weak industry dynamics,


1. Source: Standard & Poor's Micropal. The unmanaged MSCI World Index measures the total returns (gross dividends are reinvested) of equity securities in the developed markets globally. Securities included in the index are weighted according to their market capitalization (outstanding shares times price). One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index (outstanding shares times price), with each stock's weight in the index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

TOP 10 LONG HOLDINGS
10/31/01

COMPANY                                                               % OF TOTAL
INDUSTRY, COUNTRY                                                     NET ASSETS
--------------------------------------------------------------------------------
Mattel Inc.                                                              2.5%
Leisure Equipment &
Products, U.S.

Embraer-Empresa Brasileira
de Aeronautica SA, ADR                                                   2.2%
Aerospace & Defense, Brazil

Torchmark Corp.                                                          2.2%
Insurance, U.S.

Allstate Corp.                                                           2.2%
Insurance, U.S.

Albertson's Inc.                                                         2.1%
Food & Drug Retailing, U.S.

Lloyds TSB Group PLC                                                     2.0%
Banks, U.K.

Eni SpA                                                                  2.0%
Oil & Gas, Italy

ING Groep NV                                                             1.9%
Diversified Financials,
Netherlands

SBC Communications Inc.                                                  1.8%
Diversified Telecommunication
Services, U.S.

UBS AG                                                                   1.8%
Banks, Switzerland


which included industries such as retail; hotels, restaurants and leisure; and automobiles and components. Early in the period, we shorted Visteon, an auto parts supplier that formerly was part of Ford Motor. Visteon has the highest cost structure in the industry and still receives the vast majority of its revenues from Ford. With Ford's well-known problems along with the slowing economy, we believed Visteon's valuations were too high. Later in the period, we were able to cover the short (buy the stock) at significantly lower prices.

Looking forward, we remain cautious about the U.S. economy. We expect the recovery will be slow due to several structural excesses that need to be fixed, including a record current account deficit, a negative savings rate due to reliance on the stock market as a savings vehicle and an overabundance of corporate capital investment, particularly in technology, greatly reducing the need for such investments. However, we believe that growth will eventually resume, stimulated by lower interest rates and government fiscal stimulus programs.

We are more positive on Europe. We expect the ECB to continue cutting interest rates this year. Europe should benefit from the euro's weakness, which will keep export prices competitive. Consumers should feel more confident due to tax cuts that took effect in January in Germany, Italy and France and the lesser psychological impact declining equity markets have on consumers due to their low level of stock holdings.

At period-end, the Fund's short-term investments stood at more than 70% of total net assets principally due to the significant amount of money received since the Fund opened to the public on October 15. The 16 days between then and the Fund's fiscal year-end were not enough time to responsibly invest all of these assets. Yet, we are very excited about the number of opportunities that our analysts are finding around the world right now and are working diligently to put your money to work, as we attempt to reduce our short-term investments to a more appropriate level. We also think that Templeton Global Long-Short Fund allows us to reduce the increased volatility in returns that we have witnessed over recent times. We thank you for your interest.


/s/ Jeffrey A. Everett
---------------------------------
Jeffrey A. Everett, CFA


/s/ Dale Winner
---------------------------------
Dale Winner, CFA


/s/ Lisa Myers
---------------------------------
Lisa Myers, CFA

Portfolio Management Team
Templeton Global Long-Short Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of October 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

* The Fund's manager and administrator agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total return would have been lower. The fee waiver may be discontinued after 10/31/02.
--------------------------------------------------------------------------------

PERFORMANCE  SUMMARY AS OF  10/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                  CHANGE            10/31/01     7/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$0.14            $10.14       $10.00

CLASS B                                  CHANGE            10/31/01     7/31/01
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$0.13            $10.13       $10.00

PERFORMANCE

                                                                       INCEPTION
CLASS A                                                                (7/31/01)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                              +1.40%
Aggregate Total Return(2)                                               -4.52%
Value of $10,000 Investment(3)                                         $9,548
Aggregate Total Return (9/30/01)(4)                                     -3.96%


                                                                       INCEPTION
CLASS B                                                                (7/31/01)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                              +1.30%
Aggregate Total Return(2)                                               -2.60%
Value of $10,000 Investment(3)                                         $9,740
Aggregate Total Return (9/30/01)(4)                                     -2.10%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Since the Fund has existed for less than a year, the figures represent aggregate total return since inception, including the maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide aggregate total return information through the latest calendar quarter.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Although the Fund intends to reduce risk by having both long and short positions, it is possible the Fund's long positions will decline in value at the same time the value of stocks sold short increases, thereby increasing the potential for loss. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Financial Highlights


                                                                                                      CLASS A
                                                                                                      -------
                                                                                                    PERIOD ENDED
                                                                                                    ------------
                                                                                                  OCTOBER 31, 2001(c)
                                                                                                  -------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........................................................         $ 10.00
                                                                                                      -------
Income from investment operations:
  Net investment loss(a).....................................................................            (.01)
  Net realized and unrealized gains .........................................................             .15
                                                                                                      -------
Total from investment operations ............................................................             .14
                                                                                                      -------
Net asset value, end of period ..............................................................          $10.14
                                                                                                      =======
Total return(b)..............................................................................            1.40%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........................................................         $32,235
  Ratios to average net assets:
  Expenses* .................................................................................            2.38%(d)
  Expenses, excluding waiver and payments by affiliates* ....................................            5.26%(d)
Net investment loss .........................................................................            (.45)%(d)
Portfolio turnover rate .....................................................................           15.76%


*Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waiver and payments by affiliate to average net assets would have been:

  Expenses ..................................................................................            2.37%(d)

  Expenses, excluding waiver and payments by affiliate ......................................            5.25%(d)

(a)  Based on average weighted shares outstanding.

(b)  Total return does not reflect sales commissions and is not annualized.

(c)  For the period July 31, 2001 (inception date) to October 31, 2001.

(d)  Annualized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Financial Highlights(continued)


                                                                    CLASS B
                                                                    -------
                                                                   PERIOD ENDED
                                                                   ------------
                                                                OCTOBER 31, 2001(c)
                                                                -------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................     $    10.00
                                                                 ----------
Income from investment operations:
Net investment loss(a) .....................................             --(d)
Net realized and unrealized gains ..........................            .13
                                                                 ----------
Total from investment operations ...........................            .13
                                                                 ----------
Net asset value, end of period .............................     $    10.13
                                                                 ==========


Total return(b) ............................................           1.30%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................     $   10,489
Ratios to average net assets:
Expenses* ..................................................           2.67%(e)
Expenses, excluding waiver and payments by affiliates*                 5.55%(e)
Net investment loss ........................................          (.13)%(e)
Portfolio turnover rate ....................................          15.76%

* Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waiver and payments by affiliate to average net assets would have been:

Expenses ...................................................           2.66%(e)
Expenses, excluding waiver and payments by affiliate .......           5.54%(e)

(a)  Based on average weighted shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.

(c)  For the period July 31, 2001 (inception date) to October 31, 2001.

(d)  Actual net investment loss per share was $.003.

(e)  Annualized.


                       See notes to financial statements.

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 2001

                                                                               COUNTRY              SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 45.6%
AEROSPACE & DEFENSE 4.5%
BAE Systems PLC ....................................................       United Kingdom            139,055         $   675,437
Embraer-Empresa Brasileira de Aeronautica SA, ADR ..................           Brazil                 55,490             952,208
Lockheed Martin Corp. ..............................................        United States              5,729             279,403
                                                                                                                     -----------
                                                                                                                       1,907,048
                                                                                                                     -----------
BANKS 3.9%
Australia & New Zealand Banking Group Ltd. .........................          Australia                4,604              41,445
Lloyds TSB Group PLC ...............................................       United Kingdom             83,715             844,917
(a)UBS AG ..........................................................         Switzerland              16,372             761,500
                                                                                                                     -----------
                                                                                                                       1,647,862
                                                                                                                     -----------
CHEMICALS 2.6%
Akzo Nobel NV ......................................................         Netherlands              14,537             596,407
BASF AG ............................................................           Germany                14,770             497,544
                                                                                                                     -----------
                                                                                                                       1,093,951
                                                                                                                     -----------
COMMUNICATIONS EQUIPMENT .8%
Nortel Networks Corp. ..............................................           Canada                 58,360             340,254
                                                                                                                     -----------
COMPUTERS & PERIPHERALS .9%
NEC Corp. ..........................................................            Japan                 42,000             380,867
                                                                                                                     -----------
DIVERSIFIED FINANCIALS 2.3%
ING Groep NV .......................................................         Netherlands              32,680             815,344
(a)Nomura Holdings Inc. ............................................            Japan                 13,000             170,990
                                                                                                                     -----------
                                                                                                                         986,334
                                                                                                                     -----------
DIVERSIFIED TELECOMMUNICATION SERVICES 6.3%
Cable & Wireless PLC ...............................................       United Kingdom            115,450             522,163
Nippon Telegraph & Telephone Corp. .................................            Japan                     63             259,401
SBC Communications Inc. ............................................        United States             20,210             770,203
(a)Telefonica SA ...................................................            Spain                 55,710             669,373
(a)Worldcom Inc.-Worldcom Group ....................................        United States             33,945             456,560
                                                                                                                     -----------
                                                                                                                       2,677,700
                                                                                                                     -----------
ELECTRIC UTILITIES .1%
E.On AG ............................................................           Germany                   605              31,333
                                                                                                                     -----------
FOOD & DRUG RETAILING 3.1%
Albertson's Inc. ...................................................        United States             28,200             899,862
J.Sainsbury PLC ....................................................       United Kingdom             75,116             410,745
                                                                                                                     -----------
                                                                                                                       1,310,607
                                                                                                                     -----------
FOOD PRODUCTS 1.4%
Unilever PLC .......................................................       United Kingdom             82,870             601,983
                                                                                                                     -----------
INDUSTRIAL CONGLOMERATES 1.2%
Smiths Group PLC ...................................................       United Kingdom             51,260             508,410
                                                                                                                     -----------

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 2001(CONT.)


                                                                               COUNTRY              SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONT.)
INSURANCE 4.4%
Allstate Corp. .....................................................         United States            30,250         $   949,245
Torchmark Corp. ....................................................        United States             25,650             949,820
                                                                                                                     -----------
                                                                                                                       1,899,065
                                                                                                                     -----------
(a)LEISURE EQUIPMENT & PRODUCTS 2.5%
Mattel Inc. ........................................................        United States             56,190           1,063,677
                                                                                                                     -----------
MACHINERY .9%
Invensys PLC .......................................................       United Kingdom            426,790             391,027
                                                                                                                     -----------
MEDIA .8%
United Business Media PLC ..........................................       United Kingdom             50,930             324,414
                                                                                                                     -----------
PAPER & FOREST PRODUCTS .6%
Stora Enso OYJ, R (EUR/FIM Traded) .................................           Finland                22,145             269,270
                                                                                                                     -----------
PHARMACEUTICALS 1.2%
Merck KGAA .........................................................           Germany                15,070             522,581
                                                                                                                     -----------
(a)METALS & MINING 1.3%
BHP Billiton PLC ...................................................          Australia              136,068             578,806
                                                                                                                     -----------
OIL & GAS 3.5%
Eni SpA ............................................................            Italy                 67,270             843,412
Shell Transport & Trading Co. PLC ..................................       United Kingdom             90,245             675,899
                                                                                                                     -----------
                                                                                                                       1,519,311
                                                                                                                     -----------
REAL ESTATE 1.5%
Cheung Kong Holdings Ltd. ..........................................          Hong Kong               79,000             668,462
                                                                                                                     -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.1%
Samsung Electronics Co. Ltd. .......................................         South Korea               3,684             493,570
                                                                                                                     -----------
(a)WIRELESS TELECOMMUNICATION SERVICES .7%
China Mobile (Hong Kong) Ltd. ......................................            China                 94,000             288,045
                                                                                                                     -----------
TOTAL COMMON STOCKS (COST $19,684,026)                                                                                19,504,577
                                                                                                                     -----------

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT
                                                                                                 ----------
SHORT TERM INVESTMENTS 65.2%
U.S. Treasury Bill, 2.015%, 1/24/02 ................................        United States        $27,000,000          26,874,639
Deutsche Bank AG, 2.656%, 11/01/01, Time Deposit ...................        United States            985,000             985,000
                                                                                                                     -----------
TOTAL SHORT INVESTMENTS (COST $27,856,544) .........................                                                  27,859,639
                                                                                                                     -----------
TOTAL INVESTMENTS (COST $47,540,570) 110.8% ........................                                                  47,364,216
SECURITIES SOLD SHORT (16.3%) ......................................                                                 (6,979,422)
OTHER ASSETS, LESS LIABILITIES 5.5% ................................                                                   2,339,047
                                                                                                                     -----------
TOTAL NET ASSETS 100.0% ............................................                                                 $42,723,841
                                                                                                                     ===========

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 2001(CONT.)


(b)SECURITIES SOLD SHORT
ISSUER                                                                          COUNTRY               SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES 1.4%
DaimlerChrysler AG .................................................            Germany               17,710          $  618,115

COMMUNICATIONS EQUIPMENT 1.2%
Nokia Corp., A .....................................................            Finland               24,520             513,037
                                                                                                                      ----------
DIVERSIFIED TELECOMMUNICATION SERVICES .9%
Deutsche Telecom AG ................................................            Germany               24,220             373,035

FOOD & DRUG RETAILING 1.6%
Walgreen Co. .......................................................         United States            21,050             681,599
                                                                                                                      ----------
HOTELS RESTAURANTS & LEISURE 2.3%
Marriott International Inc., A .....................................         United States            24,960             781,997
Sun International Hotels Ltd. ......................................         United States            11,540             206,566
                                                                                                                      ----------
                                                                                                                         988,563
HOUSEHOLD DURABLES 1.6%
Maytag Corp. .......................................................         United States            24,735             689,612
                                                                                                                      ----------
INSURANCE 1.1%
Skandia Foersaekrings AB ...........................................            Sweden                78,990             475,362
                                                                                                                      ----------
METAL & MINING 2.2%
Man AG .............................................................            Germany               32,200             556,848
Bombardier Inc., B .................................................            Canada                58,400             379,137
                                                                                                                      ----------
                                                                                                                         935,985
                                                                                                                      ----------
MULTILINE RETAIL 1.7%
Dillards Inc., A ...................................................         United States            57,173             740,390
                                                                                                                      ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS .7%
Micron Technology Inc. .............................................         United States            12,610             287,004
                                                                                                                      ----------
SPECIALTY RETAIL 1.6%
Ann Taylor Stores Corp. ............................................         United States            30,760             676,720
                                                                                                                      ----------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $7,151,611) .................                                                   $6,979,422
                                                                                                                      ==========

CURRENCY ABBREVIATIONS:

EUR - European Unit
FIM - Finnish Markka


(a)    Non-income producing securities.

(b)    See Note 1(c) regarding securities sold short.


                       See notes to financial statements.

FRANKLIN TEMPLETON  INTERNATIONAL  TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31,  2001


Assets:
Investments in securities
Cost ........................................................................     $ 47,540,570
                                                                                  ============
Value .......................................................................       47,364,216
Receivables:
Investment securities sold ..................................................        7,614,824
Beneficial shares sold ......................................................        6,556,206
Dividends and interest ......................................................            3,325
Deposits with broker for securities sold short ..............................        4,944,610
Other assets ................................................................           46,918
                                                                                  ------------
Total assets ................................................................       66,530,099
                                                                                  ------------
Liabilities:
Payables:
Investment securities purchased .............................................       14,720,247
Beneficial shares redeemed ..................................................              202
To affiliates ...............................................................            5,913
Funds advanced by custodian .................................................        2,055,820
Securities sold short, at value (proceeds $7,151,611) .......................        6,979,422
Accrued expenses ............................................................           44,654
                                                                                  ------------
Total liabilities ...........................................................       23,806,258
                                                                                  ------------
Net assets, at value ........................................................     $ 42,723,841
                                                                                  ============
Net assets consist of:
Undistributed net investment income .........................................     $     (6,104)
Net unrealized appreciation .................................................            2,996
Accumulated net realized loss ...............................................           (2,252)
Beneficial shares ...........................................................       42,729,201
                                                                                  ------------
Net assets, at value ........................................................     $ 42,723,841
                                                                                  ============
CLASS A:
Net asset value per share ($32,235,302 / 3,180,042 shares outstanding) ......     $      10.14
                                                                                  ------------
Maximum offering price per share ($10.14 / 94.25%) ..........................     $      10.76
                                                                                  ============
CLASS B:
Net asset value and maximum offering price per share ($10,488,539 / 1,034,986
shares outstanding)* ........................................................     $      10.13
                                                                                  ============


* Redemption price per share is equal to net asset value less any applicable sales charge.


                       See notes to financial statements.

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Financial Statements(continued)

STATEMENT OF OPERATIONS
FOR THE PERIOD JULY 31, 2001 (INCEPTION DATE) TO OCTOBER 31, 2001

Investment Income:
(net of foreign taxes of $248)
Dividends .............................................................     $  2,630
Interest ..............................................................       28,816
                                                                            --------
  Total investment income .............................................                   $ 31,446
Expenses:
 Management fees (Note 3) ..............................................      22,392
 Administrative fees (Note 3) ..........................................       2,987
 Distribution fees (Note 3)
 Class A ...............................................................       3,245
 Class B ...............................................................       2,667
 Transfer agent fees (Note 3) ..........................................         520
 Custodian fees ........................................................         300
 Reports to shareholders ...............................................       2,300
 Registration and filing fees ..........................................      11,300
 Professional fees .....................................................      23,600
 Trustees' fees and expenses ...........................................          50
 Amortization of offering costs (Note 1) ...............................       9,737
 Dividends for securities sold short ...................................         224
Other .................................................................          500
                                                                            --------
  Total expenses ......................................................                     79,822
  Expenses waived/paid by affiliate (Note 3) ..........................                    (43,064)
                                                                                          --------
  Net expenses ........................................................                     36,758
                                                                                          --------
  Net investment loss .................................................                     (5,312)
                                                                                          --------
Realized and unrealized gains (losses):
 Net realized loss from:
 Investments ..........................................................       (2,252)
 Foreign currency transactions ........................................      (39,477)
                                                                            --------
  Net realized loss ...................................................                    (41,729)
  Net unrealized appreciation (depreciation) on:
  Investments .........................................................       (4,165)
  Translation of assets and liabilities denominated in foreign currencies      7,161
                                                                            --------
  Net unrealized appreciation .........................................                      2,996
                                                                                          --------
Net realized and unrealized loss ......................................                    (38,733)
                                                                                          --------
Net decrease in net assets resulting from operations ..................                   $(44,045)
                                                                                          ========


                       See notes to financial statements.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JULY 31, 2001 (INCEPTION DATE) TO OCTOBER 31, 2001

                                                                                         2001
                                                                                     ------------
Increase (decrease) in net assets:
 Operations:
    Net investment loss ....................................................         $     (5,312)
    Net realized loss from investments and foreign currency transactions ...              (41,729)
    Net unrealized appreciation on investments and translation of assets and
    liabilities denominated in foreign currencies ..........................                2,996
                                                                                     ------------
        Net decrease in net assets resulting from operations ...............              (44,045)

Beneficial share transactions (Note 2):
 Class A ...................................................................           32,274,339
 Class B ...................................................................           10,493,547
                                                                                     ------------
Total beneficial share transactions ........................................           42,767,886
        Net increase in net assets .........................................           42,723,841
Net assets:
 Beginning of period ....................................................                   --
                                                                                     ------------
 End of period ..........................................................            $ 42,723,841
                                                                                     ============
Undistributed net investment income included in net assets:
 End of period ..........................................................            $     (6,104)
                                                                                     ============


                       See notes to financial statements.

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Notes to Financial Statements


1.  SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Long-Short Fund (the Fund) is a separate, diversified series of Franklin Templeton International Trust (the Trust) which is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund seeks to achieve long-term capital growth by investing in both long and short positions, in equity securities, primarily common stocks of companies located anywhere in the world, including developing or emerging markets. The following summarizes the Fund's significant accounting policies.

a.   SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over- the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b.   FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.   SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Notes to Financial Statements (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d.   FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

e.   INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

f.  SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

g.   OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

h.   ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Notes to Financial Statements (continued)


2.  BENEFICIAL SHARES

The Fund offers two classes of shares: Class A and Class B. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:


                                                        PERIOD ENDED
                                                      OCTOBER 31, 2001
                                              ---------------------------------
                                               SHARES                 AMOUNT
                                              ---------------------------------
CLASS A SHARES:
Shares sold ....................              3,216,663            $ 32,646,414
Shares redeemed ................                (36,621)               (372,075)
                                              ---------------------------------
Net increase ...................              3,180,042            $ 32,274,339
                                              =================================

                                                        PERIOD ENDED
                                                       OCTOBER 31, 2001
                                              ---------------------------------
                                               SHARES                AMOUNT
                                              ---------------------------------
CLASS B SHARES:
Shares sold ....................              1,034,996            $ 10,493,649
Shares redeemed ................                    (10)                   (102)
                                              ---------------------------------
Net increase ...................              1,034,986            $ 10,493,547
                                              =================================

3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers of 1.50% per year of the average daily net assets of the Fund. After July 31, 2002, the Fund will pay a fee of .50% up to 2.50% per year of the average daily net assets of the Fund based on its relative performance to the Morgan Stanley Capital International World Index.

The Fund pays an administrative fee to FT Services of .20% per year of the Fund's average daily net assets.

FT Services and Investor Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 2.40% and 3.05% of the Fund's average daily net assets of Class A and B shares, respectively, through October 31, 2001, as noted in the Statement of Operations.

Under a subadvisory agreement, Templeton Global Advisers, Ltd. (TGAL), provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund.

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Notes to Financial Statements (continued)


3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to .35% and 1.00% per year of the average daily net assets of Class A and Class B shares, respectively.

Distributors paid net commissions on sales of Fund's shares for the period of $6,678.


4.  INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At October 31, 2001, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation ................................              $ 106,044
Unrealized depreciation ................................               (282,398)
                                                                      ---------
Net unrealized depreciation ............................              $(176,354)
                                                                      =========

Net investment income and net realized losses differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and net operating losses.

At October 31, 2001, the Fund had tax basis capital losses of $2,252 which may be carried over to offset future capital gains. Such losses expire in 2009.


5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities and securities sold short) for the period ended October 31, 2001 aggregated $20,566,797 and $820,300, respectively.

FRANKLIN  TEMPLETON  INTERNATIONAL  TRUST
TEMPLETON GLOBAL LONG-SHORT FUND

Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
TEMPLETON GLOBAL LONG-SHORT FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Global Long-Short Fund (hereafter referred to as the "Fund") at October 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period July 31, 2001 (commencement of operations) through October 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
November 21, 2001


22
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